UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/15 (Unaudited)

COMMON STOCKS (40.9%)(a)
		Shares	Value

Basic materials (1.9%)

Aceto Corp.		1,218	$29,999

Amcor, Ltd. (Australia)		36,719	388,695

Andersons, Inc. (The)		1,124	43,836

Antofagasta PLC (United Kingdom)		15,485	167,761

ArcelorMittal SA (France)		19,572	190,553

BASF SE (Germany)		4,176	366,955

BHP Billiton PLC (Australia)		9,574	187,889

BHP Billiton, Ltd. (Australia)		11,683	243,829

Boise Cascade Co.(NON)		1,199	43,979

Cabot Corp.		842	31,398

Cambrex Corp.(NON)		2,879	126,503

Chicago Bridge & Iron Co. NV(S)		1,630	81,565

Continental Building Products, Inc.(NON)		4,619	97,877

Domtar Corp. (Canada)		1,224	50,674

EMS-Chemie Holding AG (Switzerland)		563	237,858

Glencore PLC (United Kingdom)		45,238	181,468

Horsehead Holding Corp.(NON)(S)		6,691	78,419

Innophos Holdings, Inc.		999	52,587

Innospec, Inc.		1,326	59,723

Kaiser Aluminum Corp.		1,429	118,721

Koninklijke Boskalis Westminster NV (Netherlands)		4,987	244,073

Koppers Holdings, Inc.		3,872	95,716

Kraton Performance Polymers, Inc.(NON)		1,279	30,543

L.B. Foster Co. Class A		687	23,777

Lonmin PLC (United Kingdom)(NON)		488	858

LSB Industries, Inc.(NON)		3,282	134,037

LyondellBasell Industries NV Class A		36,700	3,799,184

Minerals Technologies, Inc.		502	34,201

Nitto Denko Corp. (Japan)		6,300	517,858

NN, Inc.		3,405	86,896

Orion Engineered Carbons SA (Luxembourg)		3,043	56,174

PolyOne Corp.		1,095	42,891

Rio Tinto PLC (United Kingdom)		4,984	204,705

SBA Communications Corp. Class A(NON)		12,900	1,483,113

Sherwin-Williams Co. (The)		8,600	2,365,172

South32, Ltd. (Australia)(NON)		11,683	16,135

South32, Ltd. (Australia)(NON)		9,574	12,937

Sumitomo Metal Mining Co., Ltd. (Japan)		18,000	274,078

Syngenta AG (Switzerland)		941	382,459

ThyssenKrupp AG (Germany)		18,058	469,779

UPM-Kymmene OYJ (Finland)		18,046	319,282

US Concrete, Inc.(NON)		1,514	57,365

Wendel SA (France)		2,200	269,671

			13,701,193
Capital goods (2.9%)

ABB, Ltd. (Switzerland)		16,608	347,810

Airbus Group SE (France)		2,048	132,883

Allison Transmission Holdings, Inc.		39,500	1,155,770

Altra Industrial Motion Corp.		2,046	55,610

American Axle & Manufacturing Holdings, Inc.(NON)		1,318	27,559

AZZ, Inc.		805	41,699

BAE Systems PLC (United Kingdom)		51,558	365,519

Canon, Inc. (Japan)		17,200	559,701

Chase Corp.		646	25,679

Cooper-Standard Holding, Inc.(NON)		1,169	71,858

Crown Holdings, Inc.(NON)		33,600	1,777,776

Cubic Corp.		1,917	91,211

Douglas Dynamics, Inc.		1,014	21,781

General Dynamics Corp.		22,900	3,244,701

Huntington Ingalls Industries, Inc.		7,100	799,389

Hyster-Yale Materials Holdings, Inc.		491	34,016

IDEX Corp.		8,400	660,072

Illinois Tool Works, Inc.		7,100	651,709

Ingersoll-Rand PLC		11,400	768,588

Kadant, Inc.		1,519	71,697

KBR, Inc.		37,600	732,448

Leggett & Platt, Inc.		13,000	632,840

MasTec, Inc.(NON)		4,613	91,660

Matrix Service Co.(NON)		3,496	63,907

Meritor, Inc.(NON)		5,528	72,527

Miller Industries, Inc.		1,727	34,454

Mitsubishi Electric Corp. (Japan)		42,000	542,910

MSA Safety, Inc.		649	31,483

Northrop Grumman Corp.		16,200	2,569,806

Orbital ATK, Inc.		296	21,715

OSRAM Licht AG (Germany)		4,235	202,807

Raytheon Co.		7,331	701,430

Roper Technologies, Inc.		11,800	2,035,028

Safran SA (France)		8,063	546,443

Sandvik AB (Sweden)		38,181	422,117

Spirit AeroSystems Holdings, Inc. Class A(NON)		10,500	578,655

Standard Motor Products, Inc.		2,503	87,905

Standex International Corp.		769	61,466

Stoneridge, Inc.(NON)		3,905	45,728

Tenneco, Inc.(NON)		702	40,323

Tetra Tech, Inc.		4,158	106,611

THK Co., Ltd. (Japan)		10,900	235,661

Tower International, Inc.(NON)		1,783	46,447

Trinity Industries, Inc.		2,661	70,330

Trinseo SA(NON)(S)		4,760	127,758

Triumph Group, Inc.		1,183	78,066

Wabash National Corp.(NON)(S)		7,084	88,833

			21,174,386
Communication services (1.3%)

BT Group PLC (United Kingdom)		73,739	521,613

CalAmp Corp.(NON)		3,912	71,433

CenturyLink, Inc.		56,500	1,659,970

Cincinnati Bell, Inc.(NON)		18,027	68,863

Comtech Telecommunications Corp.		3,091	89,794

Deutsche Telekom AG (Germany)		23,230	400,123

EchoStar Corp. Class A(NON)		2,286	111,282

Frontier Communications Corp.		11,090	54,896

IDT Corp. Class B		1,628	29,434

Inteliquent, Inc.		2,362	43,461

Iridium Communications, Inc.(NON)		3,982	36,196

Juniper Networks, Inc.		68,900	1,789,333

magicJack VocalTec, Ltd. (Israel)(NON)(S)		5,886	43,733

NeuStar, Inc. Class A(NON)(S)		1,681	49,102

NTT DoCoMo, Inc. (Japan)		19,300	369,647

Orange SA (France)		20,035	308,460

ShoreTel, Inc.(NON)		4,490	30,442

Spok Holdings, Inc.		1,949	32,821

Telefonica SA (Spain)		17,666	251,110

Telenor ASA (Norway)		11,879	260,293

Telstra Corp., Ltd. (Australia)		79,162	375,016

Verizon Communications, Inc.		48,432	2,257,416

Vodafone Group PLC (United Kingdom)		54,056	195,224

			9,049,662
Conglomerates (0.1%)

Exor SpA (Italy)		4,655	222,220

Siemens AG (Germany)		2,504	252,220

			474,440
Consumer cyclicals (5.6%)

Adecco SA (Switzerland)		5,492	445,845

Adidas AG (Germany)		2,205	168,758

Ascena Retail Group, Inc.(NON)		4,622	76,979

Babcock International Group PLC (United Kingdom)		14,872	252,370

Bayerische Motoren Werke (BMW) AG (Germany)		2,982	326,398

Big Lots, Inc.		1,843	82,917

Brunswick Corp.		1,344	68,356

Bunzl PLC (United Kingdom)		11,181	305,334

Caleres, Inc.		2,485	78,973

Carmike Cinemas, Inc.(NON)		2,534	67,252

Carter's, Inc.		11,100	1,179,930

CEB, Inc.		461	40,135

Children's Place, Inc. (The)		900	58,869

Compagnie Financiere Richemont SA (Switzerland)		2,332	189,688

Compass Group PLC (United Kingdom)		25,568	423,029

Conn's, Inc.(NON)(S)		1,811	71,897

Continental AG (Germany)		2,918	690,477

Cooper Tire & Rubber Co.		2,429	82,173

Dana Holding Corp.		2,918	60,052

Deckers Outdoor Corp.(NON)		909	65,421

Deluxe Corp.		2,318	143,716

Denso Corp. (Japan)		4,500	224,145

Dillards, Inc. Class A		846	88,991

Discovery Communications, Inc. Class A(NON)(S)		101,800	3,385,868

Ennis, Inc.		2,117	39,355

Eros International PLC(NON)		1,509	37,906

Ethan Allen Interiors, Inc.		2,654	69,906

Experian PLC (United Kingdom)		13,968	254,368

Express, Inc.(NON)		2,047	37,071

Five Below, Inc.(NON)		932	36,842

Fuji Heavy Industries, Ltd. (Japan)		15,800	581,986

G&K Services, Inc. Class A		948	65,545

G-III Apparel Group, Ltd.(NON)		792	55,717

Geberit International AG (Switzerland)		865	288,380

Global Cash Access Holdings, Inc.(NON)		4,925	38,120

Harley-Davidson, Inc.		18,800	1,059,380

Hilton Worldwide Holdings, Inc.(NON)		61,400	1,691,570

Home Depot, Inc. (The)		42,608	4,735,027

Iconix Brand Group, Inc.(NON)(S)		2,460	61,426

Inditex SA (Spain)		8,832	287,070

Isetan Mitsukoshi Holdings, Ltd. (Japan)		16,300	291,412

ITV PLC (United Kingdom)		134,436	556,175

KAR Auction Services, Inc.		15,473	578,690

Kimberly-Clark Corp.		20,400	2,161,788

Landauer, Inc.		1,873	66,754

Lear Corp.		8,100	909,306

Liberty Interactive Corp. Class A(NON)		27,300	757,575

Liberty Media Corp. Class A(NON)		12,000	432,480

LifeLock, Inc.(NON)		2,192	35,949

Lions Gate Entertainment Corp.		3,821	141,568

Live Nation Entertainment, Inc.(NON)		2,663	73,206

Lowe's Cos., Inc.		41,379	2,771,152

Macy's, Inc.		20,100	1,356,147

Marcus Corp.		3,274	62,795

Marks & Spencer Group PLC (United Kingdom)		34,837	293,394

Marriott International, Inc./MD Class A		4,500	334,755

Marriott Vacations Worldwide Corp.		904	82,942

Men's Wearhouse, Inc. (The)		1,714	109,816

MGM China Holdings, Ltd. (Hong Kong)		96,400	157,691

National CineMedia, Inc.		4,506	71,916

NIKE, Inc. Class B		22,300	2,408,846

Oriental Land Co., Ltd. (Japan)		3,800	242,652

Oxford Industries, Inc.		1,135	99,256

Panasonic Corp. (Japan)		36,300	498,741

Peugeot SA (France)(NON)		15,528	319,308

PGT, Inc.(NON)		7,564	109,754

Pitney Bowes, Inc.		2,188	45,532

Publicis Groupe SA (France)		3,639	269,056

RE/MAX Holdings, Inc. Class A		2,322	82,454

Remy International, Inc.		1,433	31,684

Scripps Networks Interactive Class A		7,800	509,886

SeaWorld Entertainment, Inc.		3,829	70,607

Securitas AB Class B (Sweden)		25,134	332,296

Sequential Brands Group, Inc.(NON)(S)		3,346	51,160

Shimano, Inc. (Japan)		1,900	259,264

Sirius XM Holdings, Inc.(NON)		293,600	1,095,128

Smith & Wesson Holding Corp.(NON)		5,259	87,247

Sotheby's Class A		1,284	58,088

Steven Madden, Ltd.(NON)		855	36,577

Swatch Group AG (The) (Switzerland)		417	162,393

Toyota Motor Corp. (Japan)		12,800	857,935

TubeMogul, Inc.(NON)		1,421	20,306

Vail Resorts, Inc.		357	38,984

Valeo SA (France)		2,783	438,556

VF Corp.		4,400	306,856

Viacom, Inc. Class B		22,900	1,480,256

Vince Holding Corp.(NON)		1,429	17,119

Vista Outdoor, Inc.(NON)		591	26,536

Visteon Corp.(NON)		813	85,349

Wolverine World Wide, Inc.		2,385	67,925

Wyndham Worldwide Corp.		12,600	1,032,066

			40,304,570
Consumer staples (3.5%)

Altria Group, Inc.		8,900	435,299

Anheuser-Busch InBev NV (Belgium)		3,956	474,112

Avon Products, Inc.(S)		3,312	20,733

Barrett Business Services, Inc.		506	18,378

Beacon Roofing Supply, Inc.(NON)		2,077	68,998

Bloomin' Brands, Inc.		1,946	41,547

Bright Horizons Family Solutions, Inc.(NON)		674	38,957

British American Tobacco PLC (United Kingdom)		6,952	373,032

Buffalo Wild Wings, Inc.(NON)		226	35,412

Bunge, Ltd.		33,500	2,941,300

Cal-Maine Foods, Inc.(S)		1,696	88,531

Calbee, Inc. (Japan)		6,600	278,269

Capella Education Co.		1,861	99,880

Carrefour SA (France)(NON)		9,481	303,567

Colgate-Palmolive Co.		8,800	575,608

Coty, Inc. Class A(NON)		3,219	102,911

CVS Health Corp.		43,800	4,593,744

Diageo PLC (United Kingdom)		8,526	246,629

Distribuidora Internacional de Alimentacion SA (Spain)		25,776	196,844

Dr. Pepper Snapple Group, Inc.		28,200	2,055,780

Farmer Bros. Co.(NON)		913	21,456

Grand Canyon Education, Inc.(NON)		1,978	83,867

Imperial Tobacco Group PLC (United Kingdom)		8,408	405,183

ITT Educational Services, Inc.(NON)(S)		1,097	4,355

John B. Sanfilippo & Son, Inc.		2,676	138,884

Kao Corp. (Japan)		10,000	465,171

Kforce, Inc.		3,031	69,319

Koninklijke Ahold NV (Netherlands)		27,704	518,881

Korn/Ferry International		1,647	57,266

L'Oreal SA (France)		1,834	327,141

Liberty Ventures Ser. A(NON)		18,200	714,714

ManpowerGroup, Inc.		3,600	321,768

Mondelez International, Inc. Class A		99,300	4,085,202

Monster Worldwide, Inc.(NON)(S)		15,335	100,291

Nestle SA (Switzerland)		16,098	1,162,217

Nutraceutical International Corp.(NON)		1,131	27,981

On Assignment, Inc.(NON)		4,147	162,894

Papa John's International, Inc.		769	58,144

Philip Morris International, Inc.		16,000	1,282,720

Pinnacle Foods, Inc.		2,491	113,440

Reckitt Benckiser Group PLC (United Kingdom)		3,005	259,122

RetailMeNot, Inc.(NON)		3,917	69,840

SABMiller PLC (United Kingdom)		4,168	216,378

Sally Beauty Holdings, Inc.(NON)		2,236	70,613

Shutterfly, Inc.(NON)		355	16,973

Sonic Corp.		2,440	70,272

SpartanNash Co.		2,478	80,634

Swedish Match AB (Sweden)		10,074	286,549

TrueBlue, Inc.(NON)		3,104	92,810

Unilever NV ADR (Netherlands)		6,841	284,895

Unilever PLC (United Kingdom)		5,137	220,352

USANA Health Sciences, Inc.(NON)		352	48,104

Woolworths, Ltd. (Australia)		4,807	99,990

			24,926,957
Energy (3.0%)

Amec Foster Wheeler PLC (United Kingdom)		17,604	226,123

BG Group PLC (United Kingdom)		14,046	233,829

BP PLC (United Kingdom)		101,159	667,812

Callon Petroleum Co.(NON)		11,398	94,831

Canadian Solar, Inc. (Canada)(NON)		3,028	86,601

Connacher Oil and Gas, Ltd. (Canada)(NON)		1,670	2,759

CVR Energy, Inc.		5,800	218,312

Delek US Holdings, Inc.		1,827	67,270

Diamondback Energy, Inc.(NON)		291	21,936

EP Energy Corp. Class A(NON)(S)		4,101	52,206

Exxon Mobil Corp.		23,278	1,936,730

Green Plains, Inc.		2,429	66,919

Gulfport Energy Corp.(NON)		1,044	42,021

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		7,359	294

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		7,359	294

Marathon Petroleum Corp.		50,200	2,625,962

Northern Oil and Gas, Inc.(NON)(S)		13,417	90,833

Occidental Petroleum Corp.		51,000	3,966,270

Oil States International, Inc.(NON)		5,300	197,319

Pacific Ethanol, Inc.(NON)(S)		4,677	48,267

REX American Resources Corp.(NON)		1,123	71,468

Royal Dutch Shell PLC Class A (United Kingdom)		16,417	460,831

Royal Dutch Shell PLC Class B (United Kingdom)		14,958	424,695

Schlumberger, Ltd.		41,100	3,542,409

SM Energy Co.		1,046	48,242

Statoil ASA (Norway)		19,217	343,386

Stone Energy Corp.(NON)		1,577	19,854

Superior Energy Services, Inc.		45,800	963,632

TerraForm Power, Inc. Class A(NON)		1,222	46,412

Total SA (France)		10,763	522,802

Triangle Petroleum Corp.(NON)(S)		7,563	37,966

Unit Corp.(NON)		753	20,421

Valero Energy Corp.		61,100	3,824,860

Vestas Wind Systems A/S (Denmark)		9,509	474,605

Whiting Petroleum Corp.(NON)		1,599	53,726

Woodside Petroleum, Ltd. (Australia)		7,077	186,905

			21,688,802
Financials (7.6%)

Access National Corp.		1,401	27,235

AG Mortgage Investment Trust, Inc.(R)		820	14,170

Ageas (Belgium)		9,508	366,283

Agree Realty Corp.(R)		1,477	43,084

AIA Group, Ltd. (Hong Kong)		83,600	547,336

Allianz SE (Germany)		3,169	493,554

Allied World Assurance Co. Holdings AG		1,558	67,337

American Capital Agency Corp.(R)		35,400	650,298

American Equity Investment Life Holding Co.		3,282	88,548

American International Group, Inc.		2,200	136,004

Amtrust Financial Services, Inc.		1,787	117,066

Aon PLC		2,100	209,328

Apollo Commercial Real Estate Finance, Inc.(R)		2,106	34,602

Apollo Residential Mortgage, Inc.(R)		3,530	51,856

Arbor Realty Trust, Inc.(R)		8,108	54,810

Arlington Asset Investment Corp. Class A		903	17,663

ARMOUR Residential REIT, Inc.(R)		4,330	12,167

Ashford Hospitality Trust, Inc.(R)		4,981	42,139

Ashford, Inc.(NON)		58	5,062

Aspen Insurance Holdings, Ltd.		3,800	182,020

Assicurazioni Generali SpA (Italy)		20,809	374,894

Australia & New Zealand Banking Group, Ltd. (Australia)		9,514	236,365

AXA SA (France)		11,131	280,825

Axis Capital Holdings, Ltd.		7,600	405,612

Banco Bilbao Vizcaya Argentaria SA (Spain)		23,074	226,166

Banco Latinoamericano de Exportaciones SA Class E (Panama)		3,052	98,213

Banco Santander SA (Spain)		44,361	309,791

Bank of America Corp.		302,600	5,150,252

Bank of New York Mellon Corp. (The)		13,600	570,792

Bank of Yokohama, Ltd. (The) (Japan)		50,000	306,655

Bankia SA (Spain)(NON)		146,541	185,916

Barclays PLC (United Kingdom)		34,567	141,486

BNP Paribas SA (France)		4,501	271,721

BofI Holding, Inc.(NON)(S)		957	101,164

Brixmor Property Group, Inc.(R)		22,100	511,173

Campus Crest Communities, Inc.(R)		6,572	36,409

Cardinal Financial Corp.		2,613	56,937

Cardtronics, Inc.(NON)		1,765	65,393

CBL & Associates Properties, Inc.(R)		1,862	30,164

CBRE Group, Inc. Class A(NON)		69,000	2,553,000

Chimera Investment Corp.(R)		7,700	105,567

Citizens & Northern Corp.		1,661	34,134

CNO Financial Group, Inc.		3,429	62,922

CNP Assurances (France)		25,668	428,667

Commonwealth Bank of Australia (Australia)		5,716	375,439

Credit Acceptance Corp.(NON)(S)		147	36,188

Credit Agricole SA (France)		32,207	478,986

Credit Suisse Group AG (Switzerland)		6,059	166,550

Customers Bancorp, Inc.(NON)		3,709	99,735

CYS Investments, Inc.(R)		2,619	20,245

DBS Group Holdings, Ltd. (Singapore)		22,500	345,640

Deutsche Bank AG (Germany)		7,261	218,158

Dexus Property Group (Australia)(R)		44,134	248,577

East West Bancorp, Inc.		967	43,341

Employers Holdings, Inc.		4,309	98,159

Encore Capital Group, Inc.(NON)(S)		1,937	82,787

EPR Properties(R)		776	42,509

Equity Lifestyle Properties, Inc.(R)		2,800	147,224

Everest Re Group, Ltd.		600	109,206

Farmers Capital Bank Corp.(NON)		1,240	35,253

FCB Financial Holdings, Inc. Class A(NON)		2,734	86,941

Federal Agricultural Mortgage Corp. Class C		1,240	36,034

Federated National Holding Co.		4,283	103,649

Financial Institutions, Inc.		1,715	42,601

First Community Bancshares, Inc.		1,696	30,901

First Industrial Realty Trust(R)		1,678	31,429

First NBC Bank Holding Co.(NON)		1,963	70,668

FirstMerit Corp.		2,106	43,868

Flushing Financial Corp.		1,780	37,398

Gain Capital Holdings, Inc.		4,799	45,878

General Growth Properties(R)		70,000	1,796,200

Genworth Financial, Inc. Class A(NON)		174,184	1,318,573

Goldman Sachs Group, Inc. (The)		16,400	3,424,156

Hammerson PLC (United Kingdom)(R)		20,930	202,415

Hang Seng Bank, Ltd. (Hong Kong)		25,000	488,612

Hanmi Financial Corp.		3,447	85,623

HCI Group, Inc.		1,843	81,479

Heartland Financial USA, Inc.		1,151	42,840

Heritage Financial Group, Inc.		1,680	50,702

Heritage Insurance Holdings, Inc.(NON)		4,339	99,754

Hersha Hospitality Trust(R)		1,405	36,018

HSBC Holdings PLC (United Kingdom)		78,638	704,415

Intesa Sanpaolo SpA (Italy)		82,954	300,749

Invesco Mortgage Capital, Inc.(R)		1,338	19,160

Investors Real Estate Trust(R)		3,736	26,675

Jones Lang LaSalle, Inc.		6,100	1,043,100

Joyo Bank, Ltd. (The) (Japan)		47,000	263,447

JPMorgan Chase & Co.		86,490	5,860,562

KCG Holdings, Inc. Class A(NON)		4,759	58,678

Legal & General Group PLC (United Kingdom)		90,776	355,011

Lexington Realty Trust(R)		7,416	62,888

Lloyds Banking Group PLC (United Kingdom)		578,847	775,269

LTC Properties, Inc.(R)		1,844	76,710

Maiden Holdings, Ltd. (Bermuda)		2,867	45,241

MainSource Financial Group, Inc.		2,568	56,368

Meta Financial Group, Inc.		979	42,019

MFA Financial, Inc.(R)		40,452	298,940

Mitsubishi UFJ Financial Group, Inc. (Japan)		63,100	453,613

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		64,300	352,012

Morgan Stanley		49,000	1,900,710

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		1,106	196,051

National Australia Bank, Ltd. (Australia)		10,102	259,625

National Health Investors, Inc.(R)		1,093	68,094

Nelnet, Inc. Class A		1,988	86,100

NorthStar Asset Management Group, Inc.		15,300	282,897

One Liberty Properties, Inc.(R)		1,748	37,197

Oppenheimer Holdings, Inc. Class A		1,780	46,778

Opus Bank		1,580	57,164

Outfront Media, Inc.(R)		4,725	119,259

Pacific Premier Bancorp, Inc.(NON)		1,682	28,527

PacWest Bancorp		712	33,293

Peoples Bancorp, Inc.		1,600	37,344

PNC Financial Services Group, Inc.		7,100	679,115

Popular, Inc. (Puerto Rico)(NON)		1,355	39,105

Post Properties, Inc.(R)		647	35,177

PRA Group, Inc.(NON)		1,025	63,868

Prudential Financial, Inc.		34,100	2,984,432

Prudential PLC (United Kingdom)		10,670	256,927

Ramco-Gershenson Properties Trust(R)		2,104	34,337

Reinsurance Group of America, Inc.		1,600	151,792

Republic Bancorp, Inc. Class A		1,078	27,705

Resona Holdings, Inc. (Japan)		95,800	523,286

SBI Holdings, Inc. (Japan)		20,700	285,167

Scentre Group (Australia)(R)		102,489	296,533

Select Income REIT(R)		1,370	28,277

Skandinaviska Enskilda Banken AB (Sweden)		26,406	337,646

State Street Corp.		46,300	3,565,100

Summit Hotel Properties, Inc.(R)		4,690	61,017

Swedbank AB Class A (Sweden)		12,226	285,082

Swiss Life Holding AG (Switzerland)		1,130	258,766

Symetra Financial Corp.		2,870	69,368

Talmer Bancorp, Inc. Class A		2,961	49,597

Taubman Centers, Inc.(R)		2,100	145,950

Tokyo Tatemono Co., Ltd. (Japan)		25,500	354,210

Two Harbors Investment Corp.(R)		78,400	763,616

UBS Group AG (Switzerland)		18,612	394,755

UniCredit SpA (Italy)		33,745	226,664

United Community Banks, Inc.		1,760	36,731

United Insurance Holdings Corp.		6,072	94,359

Universal Health Realty Income Trust(R)		433	20,117

Wells Fargo & Co.		23,983	1,348,804

Westfield Corp. (Australia)(R)		38,077	267,930

Westpac Banking Corp. (Australia)		11,645	288,858

Wheelock and Co., Ltd. (Hong Kong)		97,000	495,540

World Acceptance Corp.(NON)		552	33,954

			54,860,197
Health care (5.9%)

AbbVie, Inc.		21,200	1,424,428

ACADIA Pharmaceuticals, Inc.(NON)(S)		1,386	58,046

Accuray, Inc.(NON)(S)		3,797	25,592

Aetna, Inc.		9,200	1,172,632

Akorn, Inc.(NON)		521	22,747

Alere, Inc.(NON)		3,273	172,651

Alimera Sciences, Inc.(NON)(S)		5,070	23,373

Alkermes PLC(NON)		367	23,613

AMAG Pharmaceuticals, Inc.(NON)(S)		4,357	300,894

AmerisourceBergen Corp.		31,200	3,317,808

AmSurg Corp.(NON)		1,192	83,380

Anthem, Inc.		18,100	2,970,934

Applied Genetic Technologies Corp.(NON)		1,282	19,666

Ardelyx, Inc.(NON)		3,337	53,292

ARIAD Pharmaceuticals, Inc.(NON)		14,321	118,435

Astellas Pharma, Inc. (Japan)		24,700	352,281

AstraZeneca PLC (United Kingdom)		8,978	566,948

AtriCure, Inc.(NON)		1,627	40,089

aTyr Pharma, Inc.(NON)		1,057	19,576

Bayer AG (Germany)		4,794	671,013

BioDelivery Sciences International, Inc.(NON)		3,187	25,369

Biospecifics Technologies Corp.(NON)		726	37,462

C.R. Bard, Inc.		7,600	1,297,320

Carbylan Therapeutics, Inc.(NON)		616	4,404

Cardinal Health, Inc.		20,400	1,706,460

Cardiome Pharma Corp. (Canada)(NON)		13,272	124,890

Celgene Corp.(NON)		21,300	2,465,156

Centene Corp.(NON)		762	61,265

Cepheid(NON)		414	25,316

Chemed Corp.		1,335	175,019

Conatus Pharmaceuticals, Inc.(NON)		549	2,827

Conmed Corp.		1,355	78,956

Depomed, Inc.(NON)		1,704	36,568

DexCom, Inc.(NON)		914	73,102

Dyax Corp.(NON)		1,232	32,648

Dynavax Technologies Corp.(NON)		2,377	55,681

Edwards Lifesciences Corp.(NON)		10,300	1,467,029

Emergent BioSolutions, Inc.(NON)		2,213	72,918

Enanta Pharmaceuticals, Inc.(NON)(S)		888	39,951

Entellus Medical, Inc.(NON)		996	25,767

Exact Sciences Corp.(NON)		620	18,439

Gilead Sciences, Inc.		33,300	3,898,764

GlaxoSmithKline PLC (United Kingdom)		24,599	511,162

Globus Medical, Inc. Class A(NON)		1,660	42,612

Greatbatch, Inc.(NON)		2,065	111,345

Health Net, Inc.(NON)		6,683	428,514

HealthEquity, Inc.(NON)		1,598	51,216

HealthSouth Corp.		2,186	100,687

Hill-Rom Holdings, Inc.		1,774	96,381

ICU Medical, Inc.(NON)		1,507	144,160

Immune Design Corp.(NON)		1,111	22,942

Impax Laboratories, Inc.(NON)		711	32,649

Infinity Pharmaceuticals, Inc.(NON)		1,552	16,994

Insys Therapeutics, Inc.(NON)(S)		1,706	61,280

Jazz Pharmaceuticals PLC(NON)		1,870	329,251

Johnson & Johnson		15,909	1,550,491

Kindred Healthcare, Inc.		2,204	44,719

Ligand Pharmaceuticals, Inc.(NON)		320	32,288

Medicines Co. (The)(NON)		501	14,334

Merck & Co., Inc.		78,188	4,451,243

Merck KGaA (Germany)		2,249	224,102

Merrimack Pharmaceuticals, Inc.(NON)(S)		4,003	49,497

MiMedx Group, Inc.(NON)(S)		3,634	42,118

Myriad Genetics, Inc.(NON)		704	23,929

Neurocrine Biosciences, Inc.(NON)		839	40,071

Novartis AG (Switzerland)		7,106	700,377

Novo Nordisk A/S Class B (Denmark)		9,692	528,057

Omega Healthcare Investors, Inc.(R)		920	31,584

OncoMed Pharmaceuticals, Inc.(NON)		808	18,180

Ophthotech Corp.(NON)		899	46,802

OraSure Technologies, Inc.(NON)		6,306	33,989

Pacira Pharmaceuticals, Inc.(NON)		724	51,201

Pernix Therapeutics Holdings(NON)		6,473	38,320

Pfizer, Inc.		161,169	5,403,997

POZEN, Inc.(NON)(S)		9,728	100,296

Press Ganey Holdings, Inc.(NON)		404	11,583

Prestige Brands Holdings, Inc.(NON)		1,071	49,523

Prothena Corp. PLC (Ireland)(NON)		1,796	94,595

Providence Service Corp. (The)(NON)		1,288	57,033

PTC Therapeutics, Inc.(NON)		793	38,167

RadNet, Inc.(NON)		5,312	35,537

Ramsay Health Care, Ltd. (Australia)		5,676	269,197

Receptos, Inc.(NON)		519	98,636

Repligen Corp.(NON)		2,309	95,292

Retrophin, Inc.(NON)		1,016	33,680

Roche Holding AG-Genusschein (Switzerland)		2,950	826,675

Rockwell Medical, Inc.(NON)(S)		6,576	106,005

Sage Therapeutics, Inc.(NON)		413	30,149

Sanofi (France)		5,149	506,529

Select Medical Holdings Corp.		5,682	92,048

Shionogi & Co., Ltd. (Japan)		8,500	329,554

Shire PLC (United Kingdom)		2,878	230,399

Sientra, Inc.(NON)		422	10,647

Spectranetics Corp. (The)(NON)(S)		1,756	40,406

STAAR Surgical Co.(NON)		3,625	35,018

Steris Corp.		493	31,769

Sucampo Pharmaceuticals, Inc. Class A(NON)		2,647	43,490

Surgical Care Affiliates, Inc.(NON)		2,379	91,306

TESARO, Inc.(NON)		1,003	58,966

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		4,685	276,884

Threshold Pharmaceuticals, Inc.(NON)		4,348	17,566

Trevena, Inc.(NON)		2,167	13,565

Trinity Biotech PLC ADR (Ireland)		1,091	19,703

Triple-S Management Corp. Class B (Puerto Rico)(NON)		1,482	38,028

uniQure NV (Netherlands)(NON)		1,088	29,376

WellCare Health Plans, Inc.(NON)		1,096	92,974

West Pharmaceutical Services, Inc.		1,807	104,951

XenoPort, Inc.(NON)		6,443	39,496

Zeltiq Aesthetics, Inc.(NON)		1,572	46,327

			42,432,571
Technology (6.8%)

A10 Networks, Inc.(NON)(S)		7,679	49,453

Advanced Energy Industries, Inc.(NON)		3,450	94,841

Agilent Technologies, Inc.		31,500	1,215,270

Amdocs, Ltd.		18,000	982,620

Apigee Corp.(NON)		2,122	21,071

Apple, Inc.		85,519	10,726,221

Applied Micro Circuits Corp.(NON)		7,808	52,704

Aspen Technology, Inc.(NON)		1,055	48,055

Avago Technologies, Ltd.		11,500	1,528,695

AVG Technologies NV (Netherlands)(NON)		2,381	64,787

Barracuda Networks, Inc.(NON)		1,067	42,275

Blackbaud, Inc.		930	52,964

Brocade Communications Systems, Inc.		11,477	136,347

CACI International, Inc. Class A(NON)		422	34,136

Castlight Health, Inc. Class B(NON)(S)		3,947	32,129

Cavium, Inc.(NON)		476	32,754

Ceva, Inc.(NON)		2,790	54,210

Cirrus Logic, Inc.(NON)		1,234	41,993

Computer Sciences Corp.		26,100	1,713,204

Constant Contact, Inc.(NON)		1,006	28,933

Cornerstone OnDemand, Inc.(NON)		1,016	35,357

DSP Group, Inc.(NON)		6,359	65,688

Dun & Bradstreet Corp. (The)		2,900	353,800

eBay, Inc.(NON)		67,900	4,090,296

EMC Corp.		80,900	2,134,951

EnerSys		1,829	128,560

Engility Holdings, Inc.		2,497	62,825

Fairchild Semiconductor International, Inc.(NON)(S)		1,733	30,120

FANUC Corp. (Japan)		3,100	635,274

FUJIFILM Holdings Corp. (Japan)		14,200	507,445

Fujitsu, Ltd. (Japan)		39,000	218,095

Glu Mobile, Inc.(NON)		10,383	64,478

Google, Inc. Class A(NON)		8,271	4,466,671

Hoya Corp. (Japan)		15,400	617,460

Infineon Technologies AG (Germany)		29,165	361,887

Integrated Device Technology, Inc.(NON)		1,056	22,915

Intersil Corp. Class A		3,436	42,984

Intuit, Inc.		17,600	1,773,552

Ixia(NON)		7,379	91,795

L-3 Communications Holdings, Inc.		16,200	1,836,756

Lattice Semiconductor Corp.(NON)		10,747	63,300

Leidos Holdings, Inc.		20,200	815,474

Lexmark International, Inc. Class A		873	38,587

Manhattan Associates, Inc.(NON)		1,100	65,615

Marvell Technology Group, Ltd.		65,000	857,025

Maxim Integrated Products, Inc.		23,700	819,428

MAXIMUS, Inc.		646	42,462

Mellanox Technologies, Ltd. (Israel)(NON)		933	45,334

Mentor Graphics Corp.		4,568	120,732

Microsemi Corp.(NON)		1,108	38,725

Microsoft Corp.		13,839	610,992

MobileIron, Inc.(NON)		3,221	19,036

Monolithic Power Systems, Inc.		629	31,897

MTS Systems Corp.		427	29,442

Murata Manufacturing Co., Ltd. (Japan)		3,000	523,594

Netscout Systems, Inc.(NON)		386	14,155

NIC, Inc.		1,353	24,733

Nimble Storage, Inc.(NON)		1,141	32,016

NTT Data Corp. (Japan)		3,800	166,115

ON Semiconductor Corp.(NON)		7,905	92,409

Oracle Corp.		101,786	4,101,976

Perficient, Inc.(NON)		2,200	42,328

Plexus Corp.(NON)		2,059	90,349

Power Integrations, Inc.		751	33,930

Proofpoint, Inc.(NON)		746	47,498

PROS Holdings, Inc.(NON)		1,151	24,298

QAD, Inc. Class A		2,059	54,419

QLogic Corp.(NON)		11,246	159,581

Qorvo, Inc.(NON)		1,176	94,398

Qualys, Inc.(NON)		544	21,950

Quantum Corp.(NON)		20,900	35,112

Rovi Corp.(NON)		2,184	34,835

Sanmina Corp.(NON)		1,940	39,110

SAP AG (Germany)		1,984	138,463

Semtech Corp.(NON)		1,116	22,153

Silicon Laboratories, Inc.(NON)		414	22,360

SoftBank Corp. (Japan)		6,800	400,549

Sophos Group PLC 144A (United Kingdom)(NON)		5,611	20,630

Sparton Corp.(NON)		673	18,386

SS&C Technologies Holdings, Inc.		749	46,813

Symantec Corp.		61,400	1,427,550

Synaptics, Inc.(NON)		2,078	180,235

Synchronoss Technologies, Inc.(NON)		980	44,815

SYNNEX Corp.		858	62,797

Tech Data Corp.(NON)		751	43,228

Teradyne, Inc.		36,400	702,156

Tyler Technologies, Inc.(NON)		482	62,361

Veeva Systems, Inc. Class A(NON)		1,330	37,280

VeriFone Systems, Inc.(NON)		1,607	54,574

Verint Systems, Inc.(NON)		961	58,376

Web.com Group, Inc.(NON)		2,961	71,715

Woodward, Inc.		2,249	123,673

Xcerra Corp.(NON)		9,999	75,692

Xerox Corp.		115,600	1,229,984

			48,568,216
Transportation (1.0%)

Aegean Marine Petroleum Network, Inc. (Greece)		6,587	81,415

ANA Holdings, Inc. (Japan)		182,000	493,869

ArcBest Corp.		2,088	66,398

ComfortDelgro Corp., Ltd. (Singapore)		153,600	356,957

Delta Air Lines, Inc.		3,600	147,888

Deutsche Post AG (Germany)		8,275	241,751

JetBlue Airways Corp.(NON)		2,234	46,378

Matson, Inc.		701	29,470

Scorpio Tankers, Inc.		5,129	51,752

Southwest Airlines Co.		67,300	2,226,957

Swift Transportation Co.(NON)		6,240	141,461

Teekay Corp. (Bermuda)		8,200	351,124

United Parcel Service, Inc. Class B		33,800	3,275,558

Universal Truckload Services, Inc.		266	5,841

			7,516,819
Utilities and power (1.3%)

AES Corp.		31,100	412,386

Alliant Energy Corp.		2,500	144,300

American Electric Power Co., Inc.		41,600	2,203,552

Centrica PLC (United Kingdom)		58,202	241,245

Enel SpA (Italy)		70,823	320,881

ENI SpA (Italy)		15,315	271,817

Entergy Corp.		38,900	2,742,450

OGE Energy Corp.		3,500	99,995

Power Assets Holdings, Ltd. (Hong Kong)		29,500	269,062

Red Electrica Corporacion SA (Spain)		6,940	556,140

Tokyo Electric Power Co., Inc. (Japan)(NON)		78,800	429,461

UGI Corp.		43,050	1,483,073

United Utilities Group PLC (United Kingdom)		25,246	353,837

			9,528,199

Total common stocks (cost $250,699,477)			$294,226,012

CORPORATE BONDS AND NOTES (23.9%)(a)
		Principal amount	Value

Basic materials (1.7%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$90,000	$91,800

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		290,000	277,722

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		120,000	121,189

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021		10,000	10,481

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024		10,000	10,125

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021		60,000	60,750

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		509,000	608,255

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		35,000	35,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)		15,000	14,925

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018		517,000	569,569

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		63,000	66,308

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		30,000	29,700

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		82,000	87,740

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		200,000	197,940

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		52,000	51,628

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		35,000	34,568

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		76,000	90,280

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		25,000	24,250

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		45,000	43,594

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		20,000	19,650

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		65,000	67,178

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		140,000	134,894

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024		765,000	750,655

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021		315,000	330,004

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		230,000	229,007

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		12,000	11,879

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		164,000	156,620

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		1,259,000	1,171,127

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		522,000	511,650

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		77,000	81,428

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		34,000	39,270

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		65,000	65,894

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		20,000	18,350

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		115,000	122,763

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		54,000	53,865

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		15,000	14,775

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		74,000	78,995

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		30,000	27,450

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		57,000	60,705

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		245,000	301,054

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		190,000	167,322

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		55,000	59,125

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)		300,000	288,622

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		33,000	33,124

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021		50,000	44,875

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		50,000	1

Monsanto Company sr. unsec. notes 5 1/2s, 2025		640,000	727,049

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		21,000	22,498

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		9,000	9,590

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		30,000	31,050

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		30,000	29,550

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		50,000	50,505

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		225,000	232,027

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022		55,000	57,063

PQ Corp. 144A sr. notes 8 3/4s, 2018		50,000	51,000

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)		525,000	525,370

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		277,000	345,770

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		135,000	143,017

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020		1,060,000	1,103,725

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		50,000	51,125

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		60,000	60,450

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		40,000	38,950

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		15,000	15,150

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		15,000	15,113

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		37,000	40,793

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		40,000	40,150

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		25,000	24,656

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022		20,000	19,700

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		45,000	55,575

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		7,000	7,324

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019		13,000	13,683

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		30,000	30,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		4,000	3,970

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		10,000	10,020

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		80,000	78,000

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023		20,000	20,200

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		10,000	10,513

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		55,000	54,794

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		77,000	72,765

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		235,000	316,940

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		175,000	225,047

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		260,000	325,123

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		75,000	75,938

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		35,000	35,263

			12,235,562
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		133,000	137,655

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		122,000	137,860

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		35,000	34,738

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		85,000	84,894

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		40,000	40,800

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		25,000	24,813

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		25,000	24,250

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		24,000	24,090

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		25,000	24,375

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		190,000	210,329

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		55,000	55,303

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)		40,000	36,300

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		140,000	151,900

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)		525,000	578,568

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		158,000	149,212

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		35,000	39,288

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022		570,000	560,870

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		565,000	601,725

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		60,000	62,250

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		75,000	67,781

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042		260,000	234,217

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022		160,000	151,483

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		25,000	25,438

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		105,000	106,038

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		326,000	441,019

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		35,000	37,713

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		40,000	36,500

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		25,000	25,438

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		100,000	105,750

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		60,000	59,850

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025		30,000	30,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		50,000	51,125

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025		45,000	43,988

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		69,000	72,623

Raytheon Co. sr. unsec. notes 4 7/8s, 2040		195,000	207,984

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		65,000	66,788

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		73,000	73,365

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		54,000	58,050

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		88,000	86,900

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		10,000	9,938

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		437,000	479,683

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		175,000	171,421

			5,622,312
Communication services (2.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		205,000	207,648

American Tower Corp. sr. unsec. notes 4s, 2025(R)		735,000	718,387

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046		567,000	515,955

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019		360,000	402,497

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025		568,000	541,706

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017		525,000	527,012

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		27,000	29,430

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		30,000	32,550

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		37,000	39,960

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		42,000	43,890

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		23,000	22,655

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		50,000	48,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		34,000	35,445

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		13,000	13,488

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		50,000	50,156

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		13,000	13,016

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017		525,000	567,882

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		539,000	700,761

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		82,000	102,648

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037		300,000	370,739

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		80,000	80,580

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		24,000	24,120

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020		410,000	466,832

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		115,000	124,816

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		37,000	35,520

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		30,000	31,650

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)		163,000	229,329

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		32,000	35,488

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		55,000	52,834

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		5,000	4,550

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		14,000	12,425

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)		23,000	20,930

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		47,000	46,471

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		59,000	48,970

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		128,000	106,880

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		135,000	183,845

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		20,000	19,850

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		45,000	47,756

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		50,000	52,435

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		40,000	40,400

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)		201,000	212,611

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		34,000	33,915

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		76,000	83,885

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		55,000	62,790

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		410,000	379,145

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		14,000	14,525

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)		162,000	162,830

Sprint Capital Corp. company guaranty 6 7/8s, 2028		92,000	79,120

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		27,000	26,730

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		104,000	117,443

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		195,000	190,184

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		184,000	179,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		7,000	7,298

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		20,000	20,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		67,000	69,513

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019		17,000	17,510

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		30,000	30,675

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		60,000	61,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		93,000	95,558

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		20,000	20,475

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028		365,000	475,972

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		300,000	298,875

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		300,000	315,022

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019		152,000	173,697

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020		397,000	396,108

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		33,000	37,816

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		775,000	717,463

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048		2,321,000	2,039,038

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		165,000	204,081

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		291,000	346,128

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		505,000	640,554

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		54,000	53,865

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)		909,000	898,842

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		110,000	103,125

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		90,000	96,075

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		80,000	85,000

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		39,000	31,736

			15,429,373
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024		300,000	376,109

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		1,048,000	1,426,924

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017		517,000	514,633

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		33,000	33,495

AMC Entertainment, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2025		40,000	39,200

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		65,000	69,388

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		482,000	523,573

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		330,000	327,609

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		99,000	98,258

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		52,000	39,780

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		40,000	41,000

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		63,000	62,711

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		30,000	29,772

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021		37,000	38,573

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		90,000	88,367

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		310,000	403,088

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		37,000	39,775

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		13,000	13,146

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		40,000	41,100

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		10,000	9,913

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		17,000	16,341

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		15,000	15,863

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		54,000	56,295

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		190,000	197,838

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		29,000	26,608

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		30,000	29,625

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		115,000	119,959

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021		13,000	13,325

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		135,000	175,906

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		445,000	423,974

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		59,000	63,278

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		350,000	390,116

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		20,000	20,900

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		15,000	15,694

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)		24,000	25,260

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		95,000	115,543

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		245,000	372,495

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		575,000	734,739

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		140,000	185,383

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		865,000	1,056,139

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		19,000	19,570

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		67,000	65,486

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043		15,000	16,733

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		135,000	133,709

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		243,000	248,527

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		232,000	234,772

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022		675,000	661,399

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		95,000	93,217

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		37,000	37,694

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		57,000	57,998

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		155,000	159,069

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		63,000	66,780

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	70,000	58,147

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$360,000	415,559

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		105,000	138,708

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041		300,000	365,188

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		147,000	166,855

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		658,000	714,703

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		125,000	132,500

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		80,000	77,757

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		70,000	70,875

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		100,000	90,500

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		114,000	108,642

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		130,000	128,050

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		52,000	53,430

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		10,000	9,900

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018		15,000	14,681

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		135,000	121,838

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		45,000	40,275

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		105,000	98,831

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064		405,000	384,811

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		40,000	44,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		23,000	24,208

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		27,000	27,945

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		40,000	40,450

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		37,000	39,220

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		70,000	68,775

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		25,000	25,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		80,000	82,800

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		210,000	256,793

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		190,000	193,357

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043		500,000	450,411

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		25,000	25,406

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		60,000	57,900

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		10,000	10,125

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		50,000	53,000

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		90,000	90,675

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		65,000	73,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		45,000	47,025

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		242,706	258,179

Navistar International Corp. sr. notes 8 1/4s, 2021		34,000	32,470

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		40,000	40,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		150,000	161,063

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		65,000	65,406

Nordstrom, Inc. sr. unsec. notes 5s, 2044		195,000	205,520

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		620,000	788,375

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		70,000	74,725

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		90,000	91,272

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		30,000	31,050

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		57,000	58,568

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024		5,000	5,113

Owens Corning company guaranty sr. unsec. notes 9s, 2019		20,000	23,855

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		74,000	74,555

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		53,000	55,120

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		45,000	45,563

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		27,000	27,979

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		25,000	25,688

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		320,000	311,526

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		32,000	36,800

QVC, Inc. company guaranty sr. notes 4.85s, 2024		120,000	120,191

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		50,000	49,500

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		110,000	111,232

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		51,000	53,486

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		63,000	67,253

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		55,000	54,175

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		15,000	14,175

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		170,000	162,775

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		15,000	11,663

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		45,000	46,463

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		40,000	41,300

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		14,000	14,105

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		10,000	10,275

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		15,000	14,663

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		43,000	43,323

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		90,000	92,700

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		13,000	13,585

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		90,000	92,025

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		3,000	3,195

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		3,000	3,173

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		50,000	52,650

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		35,000	35,525

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		30,000	31,425

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		50,000	53,000

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024		25,000	25,750

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		48,000	45,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		23,000	22,138

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		20,000	19,700

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		27,000	27,641

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		75,000	74,438

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		355,000	338,883

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017		525,000	526,338

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		100,000	98,000

Tribune Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		50,000	50,375

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		14,000	14,140

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		15,000	14,478

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		93,000	97,883

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		70,000	70,088

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037		198,000	254,452

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040		120,000	131,237

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040		655,000	698,447

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		120,000	122,179

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		50,000	50,631

			21,156,471
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024		128,000	130,279

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		500,000	480,551

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018		525,000	523,296

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		530,000	789,010

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020		450,000	507,559

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		50,000	49,375

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		25,000	24,656

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		110,000	113,025

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		133,000	136,658

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019		10,000	12,089

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016		90,000	91,757

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042		315,000	292,299

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		50,000	49,625

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		155,000	163,913

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023		340,000	343,427

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		776,000	886,280

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		14,000	13,790

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		45,000	47,588

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		50,000	54,511

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		84,000	82,320

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		13,000	12,935

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018		525,000	531,482

CVS Pass-Through Trust sr. notes 6.036s, 2028		52,912	59,754

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		259,736	272,761

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		50,000	50,813

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)		247,000	247,022

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		117,000	94,770

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		385,000	353,823

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		300,000	366,705

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		363,000	389,022

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		139,000	139,515

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		17,000	18,020

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		140,000	147,525

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		30,000	31,613

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039		375,000	459,530

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		350,000	411,966

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038		655,000	812,336

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		17,000	17,638

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		112,000	120,120

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		300,000	353,183

McDonald's Corp. sr. unsec. notes 5.7s, 2039		270,000	301,469

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		230,000	223,908

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		82,000	97,910

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044		405,000	394,127

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017		521,000	521,865

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		30,000	30,300

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		42,000	42,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		67,000	65,660

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023		65,000	66,950

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		300,000	311,466

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		25,000	27,063

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		24,000	23,640

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025		45,000	43,594

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		47,000	47,999

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		60,000	59,100

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021		400,000	397,443

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		65,000	68,575

			12,405,610
Energy (1.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		85,000	5,100

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		21,000	22,153

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		125,000	144,235

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019		185,000	214,892

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		37,000	34,965

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		35,000	33,819

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		43,000	41,280

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040		45,000	43,792

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022		192,000	188,819

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		33,000	30,608

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		8,000	7,520

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)		570,000	579,399

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)		325,000	323,386

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)		525,000	531,418

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		19,000	17,545

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		130,000	111,800

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		85,000	74,800

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)		1,045,000	1,124,438

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		17,000	12,580

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		89,000	80,545

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		27,000	23,423

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		27,000	25,380

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		54,000	42,660

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017		517,000	514,785

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		54,000	56,295

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		54,000	54,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		24,000	23,880

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017		525,000	521,045

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		33,000	28,050

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		180,000	169,576

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		7,000	6,720

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		63,000	56,385

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		50,000	47,327

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		34,000	21,505

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022		127,000	120,650

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		89,000	94,340

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		20,000	21,450

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020		30,000	29,853

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		135,000	141,413

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023		40,000	40,500

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		10,000	6,725

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		114,000	74,955

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		30,000	29,625

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		140,000	162,529

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		40,000	43,200

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022		13,000	13,553

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		20,000	18,754

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		40,000	51,233

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		63,000	37,170

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		49,000	31,483

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		25,000	18,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		110,000	86,075

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)		59,000	3

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	178,600

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		125,000	142,001

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		130,000	26,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		90,000	91,800

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		35,000	34,650

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		285,000	238,349

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		25,000	24,938

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		95,000	96,425

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		110,000	67,032

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		50,000	30,500

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		25,000	8,250

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		90,000	29,250

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)		200,000	191,500

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)		30,000	19,275

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)		115,000	75,958

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		950,000	650,750

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)		270,000	95,175

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)		150,000	153,938

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)		150,000	153,750

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)		50,000	48,958

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)		270,000	253,215

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Mexico)		10,000	10,120

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017		525,000	539,634

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		30,000	29,325

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		35,000	33,863

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		20,000	20,700

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		113,000	6,498

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		75,000	68,063

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		35,000	35,000

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		62,000	65,875

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		15,000	9,450

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		47,000	41,830

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)		564,000	603,796

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)		140,000	139,593

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		23,000	23,978

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		10,000	10,250

Spectra Energy Capital, LLC sr. notes 8s, 2019		215,000	254,539

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		170,000	183,278

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		14,000	9,786

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)		517,000	521,795

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		25,000	19,375

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		60,000	58,200

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		90,000	84,147

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		300,000	345,317

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		104,000	102,180

Williams Cos., Inc. (The) notes 7 3/4s, 2031		4,000	4,465

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		15,000	17,608

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024		240,000	232,580

Williams Partners LP sr. unsec. notes 5.4s, 2044		75,000	69,412

Williams Partners LP sr. unsec. notes 4.3s, 2024		75,000	74,550

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		17,000	18,063

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		90,000	88,763

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		17,000	16,788

			12,585,521
Financials (8.1%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)		564,000	564,975

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)		1,265,000	1,255,812

Aflac, Inc. sr. unsec. notes 6.9s, 2039		135,000	171,094

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022		85,000	84,949

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		50,000	49,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		80,000	95,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		24,000	28,260

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		44,000	51,260

Ally Financial, Inc. unsec. sub. notes 8s, 2018		30,000	33,488

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		150,000	145,408

American Express Co. sr. unsec. bonds 8 1/8s, 2019		515,000	624,696

American Express Co. sr. unsec. notes 7s, 2018		396,000	449,105

American Express Co. sr. unsec. notes 6.15s, 2017		240,000	262,632

American International Group, Inc. jr. sub. FRB 8.175s, 2058		231,000	305,844

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.85s, 2018		639,000	703,556

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		240,000	233,750

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		235,000	270,364

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)		310,000	315,425

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)		255,000	266,636

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		200,000	216,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		390,000	390,561

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		687,000	676,695

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		25,000	25,875

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017		340,000	340,391

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018		827,000	829,710

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017		750,000	794,373

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)		517,000	528,566

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017		445,000	451,118

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016		65,000	65,693

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)		525,000	522,990

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)		450,000	448,579

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		644,000	848,375

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)		810,000	793,800

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)		55,000	56,375

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		46,000	52,110

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		151,000	145,670

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)		678,000	678,839

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)		190,000	192,985

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		265,000	279,341

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		200,000	203,711

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		140,000	150,428

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		405,000	417,677

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		440,000	452,440

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		25,000	25,875

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		43,000	43,430

CIT Group, Inc. sr. unsec. notes 5s, 2023		27,000	26,933

CIT Group, Inc. sr. unsec. notes 5s, 2022		170,000	168,300

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		37,000	38,573

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		24,000	23,820

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		44,000	45,870

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		416,000	401,523

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity		65,000	65,650

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017		631,000	659,244

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		170,000	172,754

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		35,000	35,525

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		625,000	728,963

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018		325,000	325,926

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017		718,000	718,540

Communications Sales & Leasing, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2023(R)		20,000	19,650

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		33,000	16,871

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)		470,000	485,477

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		47,000	47,118

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		30,000	30,975

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)		200,000	192,209

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)		225,000	235,125

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		250,000	306,036

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		401,000	381,999

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)		621,000	675,681

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		65,000	49,238

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		207,000	216,292

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		45,000	46,125

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		55,000	54,313

EPR Properties unsec. notes 5 1/4s, 2023(R)		280,000	293,563

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		190,000	184,300

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		93,000	87,188

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023		345,000	356,824

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067		1,450,000	1,548,600

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		1,200,000	1,557,900

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017		781,000	834,581

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		312,000	190,320

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		1,105,000	1,299,013

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019		615,000	616,442

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018		319,000	323,852

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022		160,000	177,249

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		695,000	748,778

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)		335,000	337,711

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		225,000	217,017

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		290,000	309,601

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		35,000	34,427

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)		125,000	190,625

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		1,045,000	1,208,965

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		10,000	9,950

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		77,000	78,540

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		105,000	108,413

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		57,000	58,069

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,365,000	1,487,330

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		20,000	21,675

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		44,000	47,410

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		33,000	34,568

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)		5,000	4,931

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		136,000	143,854

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017		523,000	528,304

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018		618,000	623,464

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044		250,000	239,688

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		390,000	462,150

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		135,000	164,905

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		340,000	350,200

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)		425,000	425,250

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)		110,000	123,338

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)		160,000	160,268

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.046s, 2026		100,000	91,822

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		870,000	975,057

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		385,000	483,560

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016		540,000	568,084

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		370,000	383,724

Morgan Stanley sr. unsec. notes 4 3/4s, 2017		620,000	654,067

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		45,000	47,531

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		115,000	122,906

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)		525,000	533,310

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		90,000	89,775

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		50,000	46,563

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		101,000	107,944

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045		290,000	261,000

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019		25,000	23,375

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,129,000	1,202,646

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		50,000	52,125

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		35,000	36,313

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025		745,000	738,793

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		19,000	20,093

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		50,000	49,063

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017		525,000	525,041

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		267,000	285,338

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		275,000	286,688

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		57,000	54,150

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038		320,000	373,200

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043		141,000	145,759

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		157,000	155,234

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		120,000	126,149

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)		525,000	533,954

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		125,000	134,063

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		60,000	63,536

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)		560,000	559,318

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)		505,000	521,839

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes 4 5/8s, 2016		93,000	95,428

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)		300,000	311,598

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		525,000	539,985

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)		300,000	300,984

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		50,000	51,121

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		50,000	50,675

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)		155,000	157,325

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)		555,000	560,755

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)		476,000	475,092

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		20,000	19,725

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		25,000	27,125

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		173,000	174,938

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)		345,000	447,783

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)		595,000	644,016

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)		272,000	280,025

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042		435,000	419,721

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)		480,000	501,600

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		17,000	13,940

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		190,000	250,260

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017		469,000	515,955

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017		550,000	551,255

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)		1,887,000	1,908,266

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)		200,000	179,796

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		500,000	550,771

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		60,000	65,171

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		40,000	37,100

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		285,000	290,700

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017		517,000	525,769

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)		155,000	156,656

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)		80,000	88,732

Westpac Banking Corp. sr. unsec. unsub. notes 1.55s, 2018 (Australia)		95,000	94,785

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		170,000	170,435

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037		426,000	443,040

			58,454,451
Health care (1.6%)

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020		590,000	583,947

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022		525,000	507,966

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017		471,000	472,234

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		100,000	103,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		50,000	49,625

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		458,000	436,041

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)		228,000	225,840

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 2.35s, 2018 (Luxembourg)		385,000	387,032

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		318,000	400,146

Amgen, Inc. sr. unsec. notes 3.45s, 2020		500,000	517,483

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017		525,000	533,278

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)		99,000	125,998

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		525,000	576,707

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		44,000	44,775

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		65,000	66,950

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		10,000	10,188

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		10,000	10,250

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		10,000	10,550

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021		350,000	380,536

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		60,000	60,000

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		73,000	64,058

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024		25,000	24,578

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. sub. notes 5s, 2025		25,000	24,063

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		134,000	139,695

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		23,000	23,288

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023		40,000	39,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022		45,000	47,138

HCA, Inc. company guaranty sr. notes 5s, 2024		170,000	172,975

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		90,000	90,675

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		15,000	15,245

HCA, Inc. sr. notes 6 1/2s, 2020		130,000	145,275

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		14,000	16,083

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022		40,000	40,850

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		55,000	56,166

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		75,000	79,875

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		45,000	45,675

Johnson & Johnson sr. unsec. notes 5.15s, 2018		329,000	365,561

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		88,000	93,720

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		40,000	38,900

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035		190,000	188,542

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025		190,000	189,352

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018		453,000	451,212

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		220,000	225,022

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		680,000	648,550

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		97,000	103,790

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		244,000	254,980

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		54,000	56,700

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		45,000	45,675

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024		30,000	30,381

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		19,000	18,810

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		29,000	28,348

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		63,000	68,670

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		60,000	63,975

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020		60,000	60,525

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		235,000	261,270

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		345,000	344,519

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042		540,000	489,333

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023		535,000	511,388

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		17,000	17,680

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		73,000	76,833

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		4,000	4,090

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		25,000	25,188

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025		55,000	56,650

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023		60,000	61,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020		60,000	61,650

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		70,000	72,800

			11,443,299
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		70,000	73,675

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		472,000	465,131

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		453,000	410,259

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		275,000	281,027

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019		25,000	25,241

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		79,000	65,175

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		97,000	94,818

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017		595,000	617,934

Cisco Systems, Inc. sr. unsec. unsub. notes 2.45s, 2020		400,000	402,848

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017		238,000	238,841

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		45,000	44,831

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017		525,000	524,219

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		76,000	80,223

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		10,000	11,550

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021		50,000	56,250

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		257,000	271,135

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		6,000	6,345

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		24,000	24,600

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		39,000	41,340

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018		588,000	643,360

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017		447,000	455,083

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041		255,000	300,697

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021		150,000	165,684

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022		675,000	629,686

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		90,000	91,575

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017		525,000	524,814

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		47,000	49,115

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		50,000	56,625

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		85,000	86,488

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		85,000	81,494

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019		475,000	518,368

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040		310,000	342,863

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045		137,000	127,040

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022		200,000	192,699

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		70,000	70,875

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		200,000	200,750

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019		33,000	34,073

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		34,000	29,920

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019		164,000	183,743

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022		40,000	43,300

			8,563,694
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		165,000	156,338

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		65,000	71,524

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		300,000	344,211

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044		370,000	338,829

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019		87,994	100,533

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022		75,000	72,691

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		260,000	257,400

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		85,621	91,828

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		113,000	114,413

			1,547,767
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		30,000	34,650

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		150,000	145,500

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		100,000	109,625

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		20,000	19,050

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		120,000	138,438

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021		245,000	266,350

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		60,000	60,708

Beaver Valley II Funding Corp. sr. bonds 9s, 2017		35,000	37,800

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		100,000	97,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		13,000	13,748

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		10,000	10,600

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		25,000	26,758

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036		208,000	247,760

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018		402,000	471,743

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		205,000	194,773

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		13,000	13,520

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016		435,000	442,530

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022		5,000	5,238

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		90,000	93,645

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		5,000	5,288

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)		200,000	209,350

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)		835,000	845,605

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		70,000	90,817

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)		245,000	282,757

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)		1,180,000	1,174,100

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		39,671	45,176

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		34,000	38,335

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		140,000	144,984

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		120,000	125,678

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		375,000	356,361

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		75,000	78,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		87,000	93,199

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		30,000	30,075

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		196,000	197,223

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		57,000	57,998

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		225,000	248,178

Kansas Gas and Electric Co. bonds 5.647s, 2021		40,512	40,917

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023		210,000	197,778

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		115,000	104,468

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		505,000	497,860

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032		17,000	19,483

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		430,000	558,203

Nevada Power Co. mtge. notes 7 1/8s, 2019		310,000	364,688

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022		130,000	150,171

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		110,000	117,150

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024		25,000	25,188

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)		350,000	336,162

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		135,000	142,215

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045		560,000	500,480

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034		153,000	183,938

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		985,000	1,030,006

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		465,000	489,196

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023		15,000	14,947

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040		215,000	259,000

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		467,000	428,473

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		53,000	56,419

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		34,000	34,605

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		25,000	25,395

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		24,000	23,160

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		60,000	60,900

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		54,000	32,940

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		155,000	147,250

Union Electric Co. sr. notes 6.4s, 2017		265,000	290,381

West Penn Power Co. 144A sr. bonds 5.95s, 2017		45,000	49,288

			12,634,221

Total corporate bonds and notes (cost $169,448,117)			$172,078,281

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.6%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, July 1, 2045		$32,000,000	$33,212,499

			33,212,499
U.S. Government Agency Mortgage Obligations (14.8%)

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018		56,637	60,153
6s, TBA, July 1, 2045		14,000,000	15,916,250
4 1/2s, TBA, July 1, 2045		1,000,000	1,081,172
4s, TBA, July 1, 2045		39,000,000	41,315,555
4s, TBA, June 1, 2045		6,000,000	6,364,219
3s, TBA, July 1, 2045		23,000,000	22,906,563
3s, TBA, July 1, 2030		18,000,000	18,642,656

			106,286,568

Total U.S. government and agency mortgage obligations (cost $139,931,221)			$139,499,067

MORTGAGE-BACKED SECURITIES (5.1%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.047s, 2037		$142,440	$221,756
IFB Ser. 2979, Class AS, 23.593s, 2034		9,944	11,919
IFB Ser. 3072, Class SB, 22.97s, 2035		241,869	360,517
IFB Ser. 3249, Class PS, 21.663s, 2036		196,930	287,809
IFB Ser. 3065, Class DC, 19.304s, 2035		222,415	320,257
IFB Ser. 2990, Class LB, 16.472s, 2034		202,487	267,641
IFB Ser. 310, Class S4, IO, 5.765s, 2043		369,067	90,540
IFB Ser. 308, Class S1, IO, 5.765s, 2043		687,111	169,023
Ser. 3391, PO, zero %, 2037		12,677	11,331
Ser. 3300, PO, zero %, 2037		82,461	70,685
Ser. 3206, Class EO, PO, zero %, 2036		8,802	7,769
Ser. 3326, Class WF, zero %, 2035		5,098	4,159

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036		50,384	92,564
IFB Ser. 06-8, Class HP, 23.881s, 2036		169,374	259,537
IFB Ser. 05-45, Class DA, 23.734s, 2035		300,475	452,592
IFB Ser. 05-75, Class GS, 19.689s, 2035		84,659	114,532
IFB Ser. 05-106, Class JC, 19.544s, 2035		67,922	100,679
IFB Ser. 05-83, Class QP, 16.908s, 2034		38,267	50,179
Ser. 418, Class C15, IO, 3 1/2s, 2043		1,062,298	235,067
Ser. 07-64, Class LO, PO, zero %, 2037		48,732	44,605
Ser. 07-14, Class KO, PO, zero %, 2037		38,380	34,732
Ser. 06-125, Class OX, PO, zero %, 2037		3,531	3,165
Ser. 06-84, Class OT, PO, zero %, 2036		5,031	4,465

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.963s, 2042		943,252	136,951
Ser. 10-9, Class UI, IO, 5s, 2040		659,755	136,234
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		135,894	26,414
Ser. 10-107, Class NI, IO, 4 1/2s, 2039		1,067,475	108,306
Ser. 10-85, Class MI, IO, 4 1/2s, 2036		854,911	17,141
Ser. 13-14, IO, 3 1/2s, 2042		1,492,877	196,104
Ser. 12-141, Class WI, IO, 3 1/2s, 2041		2,752,668	339,404
Ser. 06-36, Class OD, PO, zero %, 2036		4,518	3,942

			4,180,019
Commercial mortgage-backed securities (3.5%)

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A2, 5.317s, 2047		131,908	131,897

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051		11,454,736	85,029

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.448s, 2041		347,497	4,884
FRB Ser. 04-4, Class XC, IO, 0.26s, 2042		659,495	1,147
Ser. 05-1, Class XW, IO, zero %, 2042		2,374,512	24

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038		168,000	171,434
Ser. 05-T18, Class D, 5.134s, 2042		248,000	252,806
FRB Ser. 04-PR3I, Class X1, IO, 0.486s, 2041		398,000	856

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.597s, 2039		273,000	272,891
FRB Ser. 06-PW11, Class C, 5.597s, 2039		191,000	190,761
FRB Ser. 06-PW14, Class X1, IO, 0.829s, 2038		7,798,059	110,421

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.76s, 2047		196,000	207,891

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261s, 2046		343,000	364,866
Ser. 14-GC21, Class AS, 4.026s, 2047		280,000	288,985
FRB Ser. 14-GC19, Class X, IO, 1.484s, 2047		2,607,530	200,519

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.733s, 2049		60,869,114	547,822

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.155s, 2045		893,920	92,133

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 1.03s, 2047		10,675,244	478,998

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		351,000	359,006
FRB Ser. 14-CR18, Class C, 4.897s, 2047		630,000	661,724
Ser. 14-UBS6, Class C, 4.616s, 2047		579,000	563,153
FRB Ser. 12-CR1, Class XA, IO, 2.282s, 2045		6,922,210	664,352
FRB Ser. 14-LC15, Class XA, IO, 1.572s, 2047		2,602,567	202,719
FRB Ser. 14-CR18, Class XA, IO, 1.453s, 2047		2,303,709	169,161
FRB Ser. 13-LC13, Class XA, IO, 1.418s, 2046		4,134,902	276,046
FRB Ser. 14-CR17, Class XA, IO, 1.362s, 2047		4,312,205	297,830
FRB Ser. 14-UBS6, Class XA, IO, 1.23s, 2047		5,016,422	338,960
FRB Ser. 06-C8, Class XS, IO, 0.715s, 2046		27,640,401	154,744

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046		274,000	208,573
FRB Ser. 07-C9, Class AJFL, 0 7/8s, 2049		529,000	513,834

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.129s, 2038		249,307	31

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049		177,522	178,354

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.586s, 2044		200,000	209,255

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.973s, 2020		410,580	6,274

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033		72,830	137

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042		219,000	218,715

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.936s, 2032		26,328	23,695

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.219s, 2045		48,315,989	476

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.449s, 2044		264,000	264,412

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C2, Class A4, 5.301s, 2038		5,075	5,079

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.693s, 2043		2,179,266	3,914

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039		94,823	94,706
FRB Ser. 13-GC10, Class XA, IO, 1.861s, 2046		3,770,221	339,094

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.822s, 2045		503,000	536,792
FRB Ser. 11-GC3, Class D, 5.737s, 2044		894,000	944,407
FRB Ser. 12-GC6, Class E, 5s, 2045		478,000	434,630
FRB Ser. 13-GC12, Class D, 4.616s, 2046		772,000	754,584
FRB Ser. 06-GG6, Class XC, IO, 0.13s, 2038		13,039,999	4,003

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.598s, 2047		250,000	250,326
FRB Ser. 14-C25, Class XA, IO, 1.164s, 2047		1,646,486	109,511

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.569s, 2047		224,000	223,462

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051		128,500	133,402
FRB Ser. 06-LDP7, Class B, 6.1s, 2045		251,000	180,317
Ser. 06-LDP8, Class B, 5.52s, 2045		189,000	189,541
Ser. 06-LDP8, Class AJ, 5.48s, 2045		1,459,000	1,480,316
FRB Ser. 13-C10, Class C, 4.295s, 2047		455,000	455,830
FRB Ser. 13-C13, Class C, 4.191s, 2046		186,000	186,869
FRB Ser. 06-LDP8, Class X, IO, 0.689s, 2045		7,290,469	32,690

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051		267,000	271,402
FRB Ser. 07-CB20, Class C, 6.384s, 2051		192,000	184,378
FRB Ser. 12-C6, Class E, 5.372s, 2045		333,000	336,659
FRB Ser. 05-CB12, Class X1, IO, 0.466s, 2037		2,870,834	3,416
FRB Ser. 06-LDP6, Class X1, IO, 0.243s, 2043		11,375,311	10,693

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		58,385	61,888
Ser. 98-C4, Class H, 5.6s, 2035		162,937	168,893

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038		115,169	115,366
Ser. 06-C1, Class AJ, 5.276s, 2041		251,000	253,899

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.813s, 2036		500,000	499,400
FRB Ser. 06-C7, Class XCL, IO, 0.854s, 2038		11,526,560	92,328
FRB Ser. 05-C7, Class XCL, IO, 0.271s, 2040		8,992,292	13,057
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040		447,966	26

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.447s, 2048		508,000	465,369

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.775s, 2028		329	—

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.029s, 2050		39,119	39,314
Ser. 05-CIP1, Class AM, 5.107s, 2038		142,241	142,810

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.591s, 2039		807,726	1,422
FRB Ser. 05-MCP1, Class XC, IO, 0.517s, 2043		1,307,384	303

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.924s, 2044		207,824	2,806
FRB Ser. 06-C4, Class X, IO, 6.443s, 2045		1,237,852	167,977
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049		225,111	25,325

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 6.066s, 2046		184,000	189,767

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046		393,000	402,023
FRB Ser. 14-C17, Class XA, IO, 1.437s, 2047		5,213,562	383,145

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558s, 2044		225,000	225,041

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.355s, 2049		113,000	117,004

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		375,025	93,756

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class XA, IO, 1.984s, 2045		2,072,251	197,637
FRB Ser. 12-C2, Class XA, IO, 1.893s, 2063		10,139,593	719,840

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.896s, 2043		258,000	263,779

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.703s, 2042		105,204	104,969
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042		1,584,013	554
FRB Ser. 06-C26, Class XC, IO, 0.183s, 2045		6,813,501	4,633

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.639s, 2050		2,070,210	163,691

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.436s, 2046		800,000	754,140

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.999s, 2045		177,000	188,478
Ser. 14-C19, Class C, 4.646s, 2047		367,000	387,846
Ser. 13-C18, Class AS, 4.387s, 2046		258,000	275,763
Ser. 13-UBS1, Class AS, 4.306s, 2046		195,000	207,297

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044		493,000	525,045
FRB Ser. 11-C2, Class D, 5.648s, 2044		317,000	341,193
FRB Ser. 13-UBS1, Class D, 4.785s, 2046		748,000	713,981
FRB Ser. 12-C10, Class D, 4.606s, 2045		218,000	207,236
Ser. 14-C19, Class D, 4.234s, 2047		111,000	99,963
FRB Ser. 12-C10, Class XA, IO, 1.926s, 2045		2,967,400	274,039
FRB Ser. 13-C12, Class XA, IO, 1.622s, 2048		1,113,664	83,160

			24,854,999
Residential mortgage-backed securities (non-agency) (1.0%)

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4, 5.719s, 2036		100,000	101,150

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046		120,000	92,916

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035		100,000	95,000
FRB Ser. 11-RR2, Class 2A7, 2.627s, 2036		799,437	551,612
FRB Ser. 14-RR1, Class 2A2, 2.353s, 2036		350,000	297,500
FRB Ser. 15-RR2, Class 22A3, 0.374s, 2035		850,000	760,750

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.707s, 2035		620,895	528,258

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.508s, 2035		208,427	170,844
FRB Ser. 05-27, Class 1A1, 1.204s, 2035		264,220	213,028
FRB Ser. 05-38, Class A3, 0.537s, 2035		914,622	792,246
FRB Ser. 05-59, Class 1A1, 0.517s, 2035		514,058	417,672
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036		493,865	431,984

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036		400,000	324,000

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.737s, 2035		500,000	365,450

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.735s, 2036		300,000	217,808

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047		100,000	80,000

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9, 0.631s, 2035		839,000	724,141

RALI Trust FRB Ser. 07-QH6, Class A1, 0.377s, 2037		383,470	322,767

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045		189,076	166,387
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045		343,961	302,685
FRB Ser. 05-AR9, Class A1C3, 0.667s, 2045		594,123	546,593

			7,502,791

Total mortgage-backed securities (cost $35,100,469)			$36,537,809

ASSET-BACKED SECURITIES (2.5%)(a)
		Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017		$1,726,000	$1,726,000
FRB Ser. 14-3, Class A, 1.056s, 2016		9,934,000	9,934,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016		6,199,000	6,199,000

Total asset-backed securities (cost $17,859,000)			$17,859,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)		$308,448	$290,713

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		205,000	200,080

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)		1,345,000	1,362,458

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		737,472	625,376

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)		1,076,765	1,035,310

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)	BRL	4,564	1,320,016

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)		$100,000	100,350

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)		100,000	100,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)		650,000	637,000

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)		200,000	185,500

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)		200,000	211,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)		320,000	307,600

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)		200,000	188,000

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)		175,000	194,005

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)		460,000	470,350

Total foreign government and agency bonds and notes (cost $7,833,165)			$7,227,758

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$140,000	$135,071

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		550,805	492,675

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017		39,800	34,606

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		148,500	125,483

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		110,000	108,900

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		105,000	103,294

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		65,000	48,181

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		83,516	82,965

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017		82,302	47,118

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017		845	484

Total senior loans (cost $1,287,750)			$1,178,777

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		125	$126,309

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		2,035	52,869

HSBC USA, Inc. $0.88 pfd. (United Kingdom)		7,650	171,360

M/I Homes, Inc. Ser. A, $2.438 pfd.		2,202	58,309

Total preferred stocks (cost $328,787)			$408,847

INVESTMENT COMPANIES (-%)(a)
		Shares	Value

Hercules Technology Growth Capital, Inc.(S)		2,906	$33,564

Medley Capital Corp.(S)		6,135	54,663

Solar Capital, Ltd.		2,401	43,218

Total investment companies (cost $144,257)			$131,445

CONVERTIBLE PREFERRED STOCKS (-%)(a)
		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)		5,720	$131,382

Total convertible preferred stocks (cost $104,547)			$131,382

CONVERTIBLE BONDS AND NOTES (-%)(a)
		Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$27,000	$32,535

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018		59,000	97,829

Total convertible bonds and notes (cost $81,095)			$130,364

SHORT-TERM INVESTMENTS (26.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	5,056,892	$5,056,892

Putnam Money Market Liquidity Fund 0.08%(AFF)	Shares	43,272,036	43,272,036

Putnam Short Term Investment Fund 0.10%(AFF)	Shares	134,899,956	134,899,956

U.S. Treasury Bills 0.00%, November 5, 2015(SEGSF)		$186,000	185,987

U.S. Treasury Bills 0.01%, October 8, 2015(SEG)(SEGCCS)(SEGSF)		795,000	794,973

U.S. Treasury Bills 0.01%, October 1, 2015 (SEGCCS)		770,000	769,965

U.S. Treasury Bills 0.02%, August 27, 2015(SEG)		27,000	26,999

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)(SEGCCS)(SEGSF)		290,000	289,994

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGCCS)(SEGSF)		5,530,000	5,529,888

U.S. Treasury Bills 0.02%, July 23, 2015(SEG)(SEGSF)		200,000	199,997

U.S. Treasury Bills 0.03%, July 16, 2015(SEG)(SEGSF)		600,000	599,994

U.S. Treasury Bills 0.02%, July 9, 2015(SEG)(SEGCCS)(SEGSF)		575,000	574,997

U.S. Treasury Bills 0.02%, July 2, 2015 (SEGCCS)		130,000	130,000

Total short-term investments (cost $192,331,700)			$192,331,678

TOTAL INVESTMENTS

Total investments (cost $815,149,585)(b)			$861,740,420

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $64,321,643) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$287,502	$283,113	$4,389
	British Pound	Sell	9/16/15	2,315,700	2,248,125	(67,575)
	Canadian Dollar	Sell	7/15/15	210,212	198,828	(11,384)
	Euro	Buy	9/16/15	223	220	3
	Mexican Peso	Buy	7/15/15	522,260	537,165	(14,905)
	New Zealand Dollar	Sell	7/15/15	510,566	531,338	20,772
	Norwegian Krone	Buy	9/16/15	46,675	46,937	(262)
	Swedish Krona	Sell	9/16/15	546,433	543,689	(2,744)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	468,994	483,589	(14,595)
	British Pound	Buy	9/16/15	287,382	269,414	17,968
	Canadian Dollar	Sell	7/15/15	212,694	206,629	(6,065)
	Euro	Buy	9/16/15	63,725	59,412	4,313
	Hong Kong Dollar	Buy	8/19/15	267,700	267,749	(49)
	Japanese Yen	Buy	8/19/15	65,966	60,756	5,210
	Mexican Peso	Buy	7/15/15	465,001	481,102	(16,101)
	New Zealand Dollar	Sell	7/15/15	690,073	739,407	49,334
	Norwegian Krone	Buy	9/16/15	509,977	513,329	(3,352)
	Singapore Dollar	Sell	8/19/15	346,855	351,800	4,945
	Swedish Krona	Sell	9/16/15	1,372,722	1,355,659	(17,063)
	Swiss Franc	Buy	9/16/15	265,180	262,500	2,680
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	521,421	514,014	7,407
	British Pound	Buy	9/16/15	260,528	252,861	7,667
	Canadian Dollar	Sell	7/15/15	475,259	452,909	(22,350)
	Chilean Peso	Buy	7/15/15	16,091	16,926	(835)
	Danish Krone	Sell	9/16/15	287,640	287,450	(190)
	Euro	Sell	9/16/15	245,304	254,361	9,057
	Japanese Yen	Sell	8/19/15	276,250	282,097	5,847
	Mexican Peso	Buy	7/15/15	464,226	480,331	(16,105)
	New Zealand Dollar	Buy	7/15/15	152,838	170,164	(17,326)
	Norwegian Krone	Buy	9/16/15	404,035	405,878	(1,843)
	Philippine Peso	Buy	8/19/15	244,172	246,592	(2,420)
	Swedish Krona	Sell	9/16/15	279,336	274,350	(4,986)
	Swiss Franc	Sell	9/16/15	103,412	102,384	(1,028)
Credit Suisse International
	Australian Dollar	Buy	7/15/15	813,164	829,686	(16,522)
	British Pound	Buy	9/16/15	522,941	515,818	7,123
	Canadian Dollar	Buy	7/15/15	141,369	189,468	(48,099)
	Euro	Sell	9/16/15	1,010,121	978,318	(31,803)
	Indian Rupee	Buy	8/19/15	401,594	396,194	5,400
	Japanese Yen	Sell	8/19/15	98,554	100,623	2,069
	New Zealand Dollar	Sell	7/15/15	736,507	793,716	57,209
	Norwegian Krone	Sell	9/16/15	413,138	416,111	2,973
	Singapore Dollar	Sell	8/19/15	542,207	549,933	7,726
	Swedish Krona	Sell	9/16/15	1,078,731	1,089,882	11,151
	Swiss Franc	Sell	9/16/15	1,321,715	1,308,188	(13,527)
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	259,901	245,666	(14,235)
	British Pound	Buy	9/16/15	8,009	7,776	233
	Canadian Dollar	Sell	7/15/15	213,094	194,444	(18,650)
	Euro	Buy	9/16/15	1,159,335	1,140,468	18,867
	New Zealand Dollar	Sell	7/15/15	227,565	214,295	(13,270)
	Norwegian Krone	Sell	9/16/15	413,737	415,850	2,113
	Polish Zloty	Sell	9/16/15	498,377	506,729	8,352
	Swedish Krona	Sell	9/16/15	324,511	318,573	(5,938)
	Turkish Lira	Buy	9/16/15	140,959	140,095	864
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	517,181	508,487	8,694
	British Pound	Sell	9/16/15	3,161,827	3,068,885	(92,942)
	Canadian Dollar	Sell	7/15/15	141,529	139,564	(1,965)
	Euro	Buy	9/16/15	668,504	657,525	10,979
	Japanese Yen	Sell	8/19/15	221,462	226,153	4,691
	New Zealand Dollar	Sell	7/15/15	103,088	77,319	(25,769)
	Norwegian Krone	Sell	9/16/15	14,616	14,690	74
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/15	105,934	90,401	(15,533)
	British Pound	Sell	9/16/15	1,389,639	1,348,667	(40,972)
	Canadian Dollar	Sell	7/15/15	818,514	807,927	(10,587)
	Euro	Sell	9/16/15	23,325	8,337	(14,988)
	Japanese Yen	Sell	8/19/15	450,726	433,868	(16,858)
	New Zealand Dollar	Sell	7/15/15	24,638	30,060	5,422
	Swedish Krona	Sell	9/16/15	228,314	224,254	(4,060)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	259,592	245,780	13,812
	British Pound	Buy	9/16/15	897,950	861,424	36,526
	Canadian Dollar	Buy	7/15/15	305,392	335,551	(30,159)
	Euro	Sell	9/16/15	999,631	983,945	(15,686)
	Indian Rupee	Buy	8/19/15	101,086	99,995	1,091
	Mexican Peso	Buy	7/15/15	593,968	614,382	(20,414)
	New Zealand Dollar	Sell	7/15/15	625,635	659,018	33,383
	Norwegian Krone	Buy	9/16/15	493,324	495,759	(2,435)
	Philippine Peso	Buy	8/19/15	244,172	245,796	(1,624)
	Singapore Dollar	Sell	8/19/15	598,891	603,924	5,033
	Swedish Krona	Sell	9/16/15	447,590	439,402	(8,188)
	Swiss Franc	Buy	9/16/15	121,112	119,871	1,241
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	592,275	603,656	(11,381)
	British Pound	Buy	9/16/15	401,549	382,113	19,436
	Canadian Dollar	Buy	7/15/15	105,426	137,071	(31,645)
	Euro	Buy	9/16/15	389,161	388,718	443
	Japanese Yen	Sell	8/19/15	788,180	798,496	10,316
	New Zealand Dollar	Sell	7/15/15	584,278	615,712	31,434
	Norwegian Krone	Buy	9/16/15	613,399	614,617	(1,218)
	Singapore Dollar	Sell	8/19/15	422,384	418,300	(4,084)
	Swedish Krona	Sell	9/16/15	1,361,679	1,349,698	(11,981)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	486,186	487,773	(1,587)
	Brazilian Real	Buy	7/2/15	526,905	524,476	2,429
	Brazilian Real	Sell	7/2/15	526,905	535,010	8,105
	Brazilian Real	Buy	10/2/15	509,898	518,172	(8,274)
	British Pound	Sell	9/16/15	1,559,242	1,513,475	(45,767)
	Canadian Dollar	Sell	7/15/15	487,586	465,178	(22,408)
	Chilean Peso	Buy	7/15/15	533,830	540,643	(6,813)
	Euro	Buy	9/16/15	1,300,513	1,278,841	21,672
	Hungarian Forint	Buy	9/16/15	499,096	504,835	(5,739)
	Japanese Yen	Sell	8/19/15	978,970	1,002,915	23,945
	New Zealand Dollar	Sell	7/15/15	432,455	442,548	10,093
	Norwegian Krone	Buy	9/16/15	24,509	24,692	(183)
	Singapore Dollar	Sell	8/19/15	1,049,172	1,050,107	935
	Swedish Krona	Sell	9/16/15	246,666	251,652	4,986
	Swiss Franc	Sell	9/16/15	42,373	41,944	(429)
	Turkish Lira	Sell	9/16/15	136,505	135,653	(852)
UBS AG
	Australian Dollar	Sell	7/15/15	624,656	593,452	(31,204)
	British Pound	Buy	9/16/15	8,237,490	7,994,187	243,303
	Canadian Dollar	Sell	7/15/15	259,443	255,928	(3,515)
	Chilean Peso	Buy	7/15/15	618	644	(26)
	Euro	Buy	9/16/15	446,748	447,136	(388)
	Israeli Shekel	Buy	7/15/15	549,206	542,899	6,307
	Israeli Shekel	Sell	7/15/15	549,471	534,529	(14,942)
	Japanese Yen	Sell	8/19/15	163,358	166,835	3,477
	New Zealand Dollar	Sell	7/15/15	592,874	618,376	25,502
	Swedish Krona	Buy	9/16/15	4,712	4,621	91
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	8,558	19,863	(11,305)
	Canadian Dollar	Sell	7/15/15	510,161	503,285	(6,876)
	Euro	Sell	9/16/15	525,205	516,771	(8,434)
	Japanese Yen	Buy	8/19/15	1,911	1,951	(40)
	New Zealand Dollar	Buy	7/15/15	568,168	620,976	(52,808)

Total						$(170,209)

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	107	$4,098,767	Sep-15	$(46,970)
FTSE 100 Index (Short)	40	4,081,479	Sep-15	106,107
MSCI EAFE Index Mini (Short)	227	$20,815,900	Sep-15	417,226
Russell 2000 Index Mini (Short)	58	7,252,320	Sep-15	63,104
S&P 500 Index (Long)	3	1,540,800	Sep-15	(27,411)
S&P 500 Index E-Mini (Long)	37	3,800,640	Sep-15	(82,677)
S&P 500 Index E-Mini (Short)	529	54,338,880	Sep-15	1,304,967
S&P Mid Cap 400 Index E-Mini (Long)	1	149,810	Sep-15	(2,802)
S&P Mid Cap 400 Index E-Mini (Short)	39	5,842,590	Sep-15	108,927
SPI 200 Index (Short)	35	3,643,549	Sep-15	57,263
U.S. Treasury Bond 30 yr (Long)	67	10,106,531	Sep-15	(252,985)
U.S. Treasury Bond 30 yr (Short)	4	603,375	Sep-15	(12,008)
U.S. Treasury Bond Ultra 30 yr (Long)	112	17,255,000	Sep-15	(504,490)
U.S. Treasury Bond Ultra 30 yr (Short)	2	308,125	Sep-15	8,996
U.S. Treasury Note 2 yr (Long)	298	65,243,375	Sep-15	112,532
U.S. Treasury Note 2 yr (Short)	44	9,633,250	Sep-15	(16,588)
U.S. Treasury Note 5 yr (Long)	476	56,766,719	Sep-15	6,615
U.S. Treasury Note 5 yr (Short)	47	5,605,117	Sep-15	274
U.S. Treasury Note 10 yr (Long)	176	22,206,250	Sep-15	(161,257)

Total				$1,078,823

TBA SALE COMMITMENTS OUTSTANDING at 6/30/15 (proceeds receivable $6,400,314) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, June 1, 2045	$6,000,001	7/21/15	$6,364,220

Total			$6,364,220

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$12,826,000		$57,406	6/17/20	1.80%	3 month USD-LIBOR-BBA	$26,251
	8,448,000	(E)	(96,976)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(27,576)
	20,508,000	(E)	116,301	9/16/25	2.60%	3 month USD-LIBOR-BBA	(52,173)
	32,126,500	(E)	(178,481)	9/16/20	3 month USD-LIBOR-BBA	2.00%	13,637
	8,757,000	(E)	25,244	9/16/20	2.00%	3 month USD-LIBOR-BBA	(27,123)
	29,070,000	(E)	(35,472)	9/16/17	3 month USD-LIBOR-BBA	1.25%	79,848
	62,777,000	(E)	69,972	9/16/17	1.25%	3 month USD-LIBOR-BBA	(179,063)
	2,116,300	(E)	(73,933)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(8,129)
	482,600	(E)	20,203	9/16/45	3.10%	3 month USD-LIBOR-BBA	5,197
	8,656,000		(10,611)	6/18/17	3 month USD-LIBOR-BBA	0.955%	3,006

	Total		$(106,347)	$(166,125)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$52,577	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$28
	563,066	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	208
	165,940	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61
	3,788	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8
	18,204	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26
	5,249	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6
	365,030	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	257
	1,118,673	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,604
	51,400	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	74
	8,589	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10
	28,153	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32
	20,280	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23
	271,199	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,111)
	36,281	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(179)
	40,304	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	7
	20,186	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4
	20,186	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4
	40,440	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	7
	105,008	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	19
	40,440	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	7
	39,978	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	57
	27,478	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(113)
	80,744	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	14
	155,629	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	274
	31,768	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46
	90,147	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(369)
	300,517	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	595
Citibank, N.A.
	542,917	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	779
baskets	175	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(491,492)
units	3,541	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	383,731
units	295	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	31,969
Credit Suisse International
	$517,055	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	191
Goldman Sachs International
	76,454	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	37
	11,845	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	26
	130,733	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	69
	130,733	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	69
	875,712	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	324
	135,392	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50
	634,136	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37
	18,938	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(78)
	22,795	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(93)
	725,989	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	268
	419,745	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,719)

Total		$—	$(74,233)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$867
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	1,670
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	3,431
	CMBX NA BBB- Index	BBB-/P	3,648	64,000	5/11/63	300 bp	3,238
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	5,210	47,000	5/11/63	300 bp	4,910
	CMBX NA BBB- Index	—	(241)	23,000	1/17/47	(300 bp)	394
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	134	7,000	5/11/63	300 bp	89
	CMBX NA BBB- Index	BBB-/P	(235)	15,000	5/11/63	300 bp	(331)
	CMBX NA BBB- Index	BBB-/P	248	32,000	5/11/63	300 bp	43
	CMBX NA BBB- Index	BBB-/P	418	36,000	5/11/63	300 bp	188
	CMBX NA BBB- Index	BBB-/P	2,759	36,000	5/11/63	300 bp	2,529
	CMBX NA BBB- Index	BBB-/P	3,502	44,000	5/11/63	300 bp	3,221
	CMBX NA BBB- Index	BBB-/P	6,214	55,000	5/11/63	300 bp	5,862
	CMBX NA BBB- Index	BBB-/P	4,413	57,000	5/11/63	300 bp	4,049
	CMBX NA BBB- Index	BBB-/P	3,750	57,000	5/11/63	300 bp	3,385
	CMBX NA BBB- Index	BBB-/P	876	57,000	5/11/63	300 bp	511
	CMBX NA BBB- Index	BBB-/P	4,628	58,000	5/11/63	300 bp	4,256
	CMBX NA BBB- Index	BBB-/P	1,765	58,000	5/11/63	300 bp	1,394
	CMBX NA BBB- Index	BBB-/P	4,589	63,000	5/11/63	300 bp	4,186
	CMBX NA BBB- Index	BBB-/P	4,924	120,000	5/11/63	300 bp	4,156
	CMBX NA BBB- Index	BBB-/P	79	9,000	1/17/47	300 bp	(169)
	CMBX NA BBB- Index	BBB-/P	31	11,000	1/17/47	300 bp	(272)
	CMBX NA BBB- Index	BBB-/P	48	15,000	1/17/47	300 bp	(366)
	CMBX NA BBB- Index	BBB-/P	48	15,000	1/17/47	300 bp	(366)
	CMBX NA BBB- Index	BBB-/P	102	16,000	1/17/47	300 bp	(339)
	CMBX NA BBB- Index	BBB-/P	80	16,000	1/17/47	300 bp	(362)
	CMBX NA BBB- Index	BBB-/P	43	17,000	1/17/47	300 bp	(427)
	CMBX NA BBB- Index	BBB-/P	52	29,000	1/17/47	300 bp	(749)
	CMBX NA BBB- Index	BBB-/P	93	29,000	1/17/47	300 bp	(708)
	CMBX NA BBB- Index	BBB-/P	62	29,000	1/17/47	300 bp	(738)
	CMBX NA BBB- Index	BBB-/P	52	29,000	1/17/47	300 bp	(749)
	CMBX NA BBB- Index	BBB-/P	1	51,000	1/17/47	300 bp	(1,407)
	CMBX NA BBB- Index	BBB-/P	182	51,000	1/17/47	300 bp	(1,226)
	CMBX NA BBB- Index	BBB-/P	524	67,000	1/17/47	300 bp	(1,325)
	CMBX NA BBB- Index	BBB-/P	477	67,000	1/17/47	300 bp	(1,372)
	CMBX NA BB Index	—	(376)	72,000	5/11/63	(500 bp)	32
	CMBX NA BB Index	—	1,584	60,000	5/11/63	(500 bp)	1,924
	CMBX NA BB Index	—	912	59,000	5/11/63	(500 bp)	1,247
	CMBX NA BB Index	—	315	58,000	5/11/63	(500 bp)	643
	CMBX NA BB Index	—	600	58,000	5/11/63	(500 bp)	928
	CMBX NA BB Index	—	(208)	57,000	5/11/63	(500 bp)	115
	CMBX NA BB Index	—	(926)	53,000	5/11/63	(500 bp)	(625)
	CMBX NA BB Index	—	(249)	31,000	5/11/63	(500 bp)	—
	CMBX NA BB Index	—	531	30,000	5/11/63	(500 bp)	701
	CMBX NA BB Index	—	600	30,000	5/11/63	(500 bp)	770
	CMBX NA BB Index	—	(183)	29,000	5/11/63	(500 bp)	(2)
	CMBX NA BB Index	—	359	24,000	5/11/63	(500 bp)	495
	CMBX NA BB Index	—	(184)	24,000	5/11/63	(500 bp)	(48)
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(94)
	CMBX NA BB Index	—	(219)	24,000	5/11/63	(500 bp)	(83)
	CMBX NA BB Index	—	(1,028)	53,000	5/11/63	(500 bp)	(728)
	CMBX NA BBB- Index	BBB-/P	143	6,000	5/11/63	300 bp	104
	CMBX NA BBB- Index	BBB-/P	(74)	22,000	5/11/63	300 bp	(215)
	CMBX NA BBB- Index	BBB-/P	(169)	28,000	5/11/63	300 bp	(348)
	CMBX NA BBB- Index	BBB-/P	(267)	28,000	5/11/63	300 bp	(446)
	CMBX NA BBB- Index	BBB-/P	29	43,000	5/11/63	300 bp	(247)
	CMBX NA BBB- Index	BBB-/P	285	47,000	5/11/63	300 bp	(16)
	CMBX NA BBB- Index	BBB-/P	2,393	50,000	5/11/63	300 bp	2,073
	CMBX NA BBB- Index	BBB-/P	(551)	55,000	5/11/63	300 bp	(903)
	CMBX NA BBB- Index	BBB-/P	(183)	55,000	5/11/63	300 bp	(535)
	CMBX NA BBB- Index	BBB-/P	(184)	55,000	5/11/63	300 bp	(536)
	CMBX NA BBB- Index	BBB-/P	148	55,000	5/11/63	300 bp	(204)
	CMBX NA BBB- Index	BBB-/P	(524)	56,000	5/11/63	300 bp	(883)
	CMBX NA BBB- Index	BBB-/P	(469)	56,000	5/11/63	300 bp	(827)
	CMBX NA BBB- Index	BBB-/P	679	57,000	5/11/63	300 bp	314
	CMBX NA BBB- Index	BBB-/P	567	57,000	5/11/63	300 bp	202
	CMBX NA BBB- Index	BBB-/P	435	59,000	5/11/63	300 bp	27
	CMBX NA BBB- Index	BBB-/P	(1,066)	59,000	5/11/63	300 bp	(1,443)
	CMBX NA BBB- Index	BBB-/P	41	59,000	5/11/63	300 bp	(337)
	CMBX NA BBB- Index	BBB-/P	204	59,000	5/11/63	300 bp	(173)
	CMBX NA BBB- Index	BBB-/P	315	68,000	5/11/63	300 bp	(120)
	CMBX NA BBB- Index	BBB-/P	7,567	71,000	5/11/63	300 bp	7,116
	CMBX NA BBB- Index	BBB-/P	(834)	83,000	5/11/63	300 bp	(1,365)
	CMBX NA BBB- Index	BBB-/P	389	84,000	5/11/63	300 bp	(149)
	CMBX NA BBB- Index	BBB-/P	841	196,000	5/11/63	300 bp	(479)
	CMBX NA BBB- Index	BBB-/P	232	33,000	1/17/47	300 bp	(679)
	CMBX NA BBB- Index	BBB-/P	285	58,000	1/17/47	300 bp	(1,315)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(429)	62,000	5/11/63	300 bp	(826)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(192)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(192)
	CMBX NA BBB- Index	BBB-/P	132	17,000	1/17/47	300 bp	(337)
	CMBX NA BBB- Index	BBB-/P	73	17,000	1/17/47	300 bp	(397)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(409)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(409)
	CMBX NA BBB- Index	BBB-/P	71	18,000	1/17/47	300 bp	(426)
	CMBX NA BBB- Index	BBB-/P	37	34,000	1/17/47	300 bp	(902)
	CMBX NA BBB- Index	BBB-/P	398	47,000	1/17/47	300 bp	(899)
	CMBX NA BB Index	—	(710)	67,000	5/11/63	(500 bp)	(331)
	CMBX NA BB Index	—	555	33,000	5/11/63	(500 bp)	742
	CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	848
	CMBX NA BB Index	—	297	29,000	5/11/63	(500 bp)	462
	CMBX NA BB Index	—	34	28,000	5/11/63	(500 bp)	193
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(94)
	CMBX NA BB Index	—	(46)	23,000	1/17/47	(500 bp)	512
	CMBX NA BBB- Index	BBB-/P	(305)	28,000	5/11/63	300 bp	(485)
	CMBX NA BBB- Index	BBB-/P	280	47,000	5/11/63	300 bp	(20)
	CMBX NA BBB- Index	BBB-/P	594	52,000	5/11/63	300 bp	261
	CMBX NA BBB- Index	BBB-/P	(221)	55,000	5/11/63	300 bp	(573)
	CMBX NA BBB- Index	BBB-/P	(450)	56,000	5/11/63	300 bp	(808)
	CMBX NA BBB- Index	BBB-/P	(524)	56,000	5/11/63	300 bp	(882)
	CMBX NA BBB- Index	BBB-/P	(562)	56,000	5/11/63	300 bp	(920)
	CMBX NA BBB- Index	BBB-/P	(562)	56,000	5/11/63	300 bp	(920)
	CMBX NA BBB- Index	BBB-/P	(983)	59,000	5/11/63	300 bp	(1,361)
	CMBX NA BBB- Index	BBB-/P	254	33,000	1/17/47	300 bp	(657)
	CMBX NA BBB- Index	BBB-/P	1,766	59,000	1/17/47	300 bp	109

	Total		$66,986	$32,451

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(1,728,429)	$24,254,010	6/20/20	500 bp	$(183,571)
	NA IG Series 24 Index	BBB+/P	(876,117)	45,700,000	6/20/20	100 bp	(214,014)

	Total		$(2,604,546)	$(397,585)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $718,842,691.
(b)	The aggregate identified cost on a tax basis is $818,704,158, resulting in gross unrealized appreciation and depreciation of $58,585,658 and $15,549,396, respectively, or net unrealized appreciation of $43,036,262.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$24,848,850	$35,205,043	$16,781,857	$25,215	$43,272,036
	Putnam Short Term Investment Fund*	118,950,376	138,927,002	122,977,422	90,051	134,899,956
	Totals	$143,799,226	$174,132,045	$139,759,279	$115,266	$178,171,992
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,056,892, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,955,949.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $362,194,384 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $308,360 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $550,641 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $351,982 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,701,193	$—	$—
Capital goods	21,174,386	—	—
Communication services	9,049,662	—	—
Conglomerates	474,440	—	—
Consumer cyclicals	40,304,570	—	—
Consumer staples	24,926,957	—	—
Energy	21,688,214	—	588
Financials	54,860,197	—	—
Health care	42,432,571	—	—
Technology	48,568,216	—	—
Transportation	7,516,819	—	—
Utilities and power	9,528,199	—	—
Total common stocks	294,225,424	—	588
Asset-backed securities	—	6,199,000	11,660,000
Convertible bonds and notes	—	130,364	—
Convertible preferred stocks	—	131,382	—
Corporate bonds and notes	—	171,576,677	501,604
Foreign government and agency bonds and notes	—	7,227,758	—
Investment companies	131,445	—	—
Mortgage-backed securities	—	35,010,505	1,527,304
Preferred stocks	224,229	184,618	—
Senior loans	—	1,178,777	—
U.S. government and agency mortgage obligations	—	139,499,067	—
Short-term investments	178,171,992	14,159,686	—

Totals by level	$472,753,090	$375,297,834	$13,689,496

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(170,209)	$—
Futures contracts	1,078,823	—	—
TBA sale commitments	—	(6,364,220)	—
Interest rate swap contracts	—	(59,778)	—
Total return swap contracts	—	(74,233)	—
Credit default contracts	—	2,172,426	—

Totals by level	$1,078,823	$(4,496,014)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of September 30, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation) #	Purchases	Sales	Net transfers in and/or out of Level 3 †	Balance as of June 30, 2015

Common stocks*:
Consumer staples	$1,417	$—	$(10,863)	$10,589	$—	$(1,143)	$—	$—
Energy	$588	—	—	—	—	—	—	588
Total common stocks	2,005	—	(10,863)	10,589	—	(1,143)	—	588
Asset-backed securities	—	—	—	—	—	—	11,660,000	11,660,000
Corporate bonds and notes	3	—	—	1	—	—	501,600	501,604
Mortgage-backed securities	—	—	—	—	—	—	1,527,304	1,527,304

Totals:	$2,008	$—	$(10,863)	$10,590	$—	$(1,143)	$13,688,904	$13,689,496

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $1 related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,213,327	$40,901
Foreign exchange contracts	797,092	967,301
Equity contracts	2,473,294	651,352
Interest rate contracts	589,897	1,467,027

Total	$6,073,610	$3,126,581

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$123,500,000
Centrally cleared interest rate swap contracts (notional)		$173,300,000
OTC total return swap contracts (notional)		$58,200,000
OTC credit default contracts (notional)		$3,800,000
Centrally cleared credit default contracts (notional)		$55,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,139,234	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	1,139,234
	OTC Total return swap contracts*#	—	3,371	—	416,479	191	—	880	—	—	—	—	—	—	—	420,921
	OTC Credit default contracts*#	—	635	—	—	3,977	—	1,754	—	—	—	—	—	—	—	6,366
	Centrally cleared credit default contracts§	—	—	168,050	—	—	—	—	—	—	—	—	—	—	—	168,050
	Futures contracts§	—	—	—	—	—	—	—	—	—	66,481	—	—	—	—	66,481
	Forward currency contracts#	25,164	84,450	—	29,978	93,651	30,429	24,438	5,422	91,086	—	61,629	72,165	278,680	—	797,092

	Total Assets	$25,164	$88,456	$1,307,284	$446,457	$97,819	$30,429	$27,072	$5,422	$91,086	$66,481	$61,629	$72,165	$278,680	$—	$2,598,144

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,133,457	—	—	—		—	—	—	—	—	—	—	1,133,457
	OTC Total return swap contracts*#	—	1,772	—	491,492	—	—	1,890	—	—	—	—	—	—	—	495,154
	OTC Credit default contracts*#	1,095	300	—	—	28,512	—	10,994	—	—	—	—	—	—	—	40,901
	Centrally cleared credit default contracts§	—	—		—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	177,020	—	—	—	—	177,020
	Forward currency contracts#	96,870	57,225	—	67,083	109,951	52,093	120,676	102,998	78,506	—	60,309	92,052	50,075	79,463	967,301

	Total Liabilities	$97,965	$59,297	$1,133,457	$558,575	$138,463	$52,093	$133,560	$102,998	$78,506	$177,020	$60,309	$92,052	$50,075	$79,463	$2,813,833

	Total Financial and Derivative Net Assets	$(72,801)	$29,159	$173,827	$(112,118)	$(40,644)	$(21,664)	$(106,488)	$(97,576)	$12,580	$(110,539)	$1,320	$(19,887)	$228,605	$(79,463)	$(215,689)
	Total collateral received (pledged)##†	$(72,801)	$—	$—	$(20,000)	$—	$—	$(106,488)	$(97,576)	$—	$—	$—	$—	$228,605	$—
	Net amount	$—	$29,159	$173,827	$(92,118)	$(40,644)	$(21,664)	$—	$—	$12,580	$(110,539)	$1,320	$(19,887)	$—	$(79,463)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015